UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Income Fund, (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z : FSYSX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.92%	12.81%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913205.100    7450-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K : FSXHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.36%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.85%	9.29%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913180.100    7425-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class I : FRDDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 38	0.49%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918304.100    7669-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z : FSVWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.32%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.10%	6.98%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913151.100    7396-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z : FTHDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.92%	12.81%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913241.100    7486-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class I : FSYBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.48%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.84%	12.22%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913195.100    7440-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K : FTGKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.94%	12.83%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913234.100    7479-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund : FSXVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2040 Fund	$ 50	0.48%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2040 Fund	4.88%	12.23%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913191.100    7436-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class C : FSWGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.43%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.90%	6.61%
Class C	3.90%	6.61%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913157.100    7402-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K : FTHGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.92%	12.81%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913243.100    7488-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class I : FSZYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.93%	12.73%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913231.100    7476-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z : FSXRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.37%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.95%	10.74%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913187.100    7432-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K6 : FSZRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.04%	12.94%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913226.100    7471-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class A : FSUEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.20%	1.79%
Class A (without 5.75% sales charge)	4.83%	5.02%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913129.100    7374-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class M : FSYPX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.64%	10.04%
Class M (without 3.50% sales charge)	4.29%	12.14%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913203.100    7448-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class C : FSVPX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.89%	5.80%
Class C	3.89%	5.80%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913148.100    7393-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K : FSYFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.38%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	5.03%	12.37%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913198.100    7443-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class A : FSWQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.52%	4.77%
Class A (without 5.75% sales charge)	4.49%	8.11%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913165.100    7410-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class I : FSVUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.01%	6.90%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913150.100    7395-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class I : FSVGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.09%	6.08%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913141.100    7386-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class C : FTGYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.83%	11.60%
Class C	3.83%	11.60%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913238.100    7483-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund : FSXKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2035 Fund	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2035 Fund	4.89%	10.67%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913182.100    7427-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class I : FSXEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.76%	9.16%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913177.100    7422-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class M : FSZWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.67%	10.07%
Class M (without 3.50% sales charge)	4.32%	12.17%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913230.100    7475-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K6 : FSWBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.13%	7.09%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913154.100    7399-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z : FSXFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.85%	9.29%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913178.100    7423-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class A : FSWEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.43%	4.06%
Class A (without 5.75% sales charge)	4.58%	7.38%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913156.100    7401-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund : FRCQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Sustainable Target Date 2070 Fund A	$ 38	0.49%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918292.100    7663-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class A : FSYYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.42%	8.98%
Class A (without 5.75% sales charge)	4.60%	12.45%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913210.100    7455-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z : FRDEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918306.100    7670-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class A : FSZJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.43%	8.97%
Class A (without 5.75% sales charge)	4.58%	12.43%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913219.100    7464-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K6 : FSYGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.10%	12.44%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913199.100    7444-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class I : FSZBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.82%	12.71%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913213.100    7458-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class C : FSXNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.77%	9.55%
Class C	3.77%	9.55%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913184.100    7429-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund : FSZHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2055 Fund	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2055 Fund	4.83%	12.71%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913218.100    7463-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K : FSVZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.32%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	5.10%	6.98%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913153.100    7398-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class A : FTGUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.47%	8.95%
Class A (without 5.75% sales charge)	4.54%	12.41%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913237.100    7482-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class I : FSWJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.43%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.84%	7.63%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913159.100    7404-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class M : FSZAX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.70%	10.07%
Class M (without 3.50% sales charge)	4.35%	12.17%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913212.100    7457-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class C : FSXYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.48%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.81%	11.09%
Class C	3.81%	11.09%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913193.100    7438-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class C : FSVCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.01%	5.00%
Class C	4.01%	5.00%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913139.100    7384-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z : FTDLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.94%	12.83%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913232.100    7477-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K6 : FSYVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.09%	12.94%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913208.100    7453-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class M : FSWHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 95	0.93%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.67%	5.11%
Class M (without 3.50% sales charge)	4.32%	7.11%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913158.100    7403-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class I : FSUJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.10%	5.28%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913132.100    7377-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z : FSYDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.38%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.03%	12.37%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913196.100    7441-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K6 : FSZGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.11%	12.95%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913217.100    7462-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z : FSZCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.96%	12.83%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913214.100    7459-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund : FSYWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2050 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2050 Fund	4.90%	12.71%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913209.100    7454-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund : FSUYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2010 Fund	$ 42	0.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2010 Fund	5.05%	6.06%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913137.100    7382-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class I : FSYQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.85%	12.74%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913204.100    7449-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund : FSZSX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2060 Fund	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2060 Fund	4.80%	12.71%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913227.100    7472-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class A : FSXBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.57%	5.54%
Class A (without 5.75% sales charge)	4.43%	8.90%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913174.100    7419-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K6 : FTHHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.06%	12.92%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913244.100    7489-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class M : FSVTX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.92%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.74%	4.36%
Class M (without 3.50% sales charge)	4.40%	6.34%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913149.100    7394-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K6 : FTGNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.09%	12.95%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913235.100    7480-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class C : FSWRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.64%	7.26%
Class C	3.64%	7.26%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913166.100    7411-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class A : FSXLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.72%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.41%	6.98%
Class A (without 5.75% sales charge)	4.61%	10.39%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913183.100    7428-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z : FSWKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.33%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.94%	7.75%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913160.100    7405-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class C : FSZKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.85%	11.60%
Class C	3.85%	11.60%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913220.100    7465-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class C : FSZVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.86%	11.62%
Class C	3.86%	11.62%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913229.100    7474-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z : FSVHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.13%	6.18%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913142.100    7387-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class C : FSYOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.85%	11.62%
Class C	3.85%	11.62%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913202.100    7447-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class A : FSYLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.45%	8.97%
Class A (without 5.75% sales charge)	4.56%	12.43%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913201.100    7446-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K6 : FSWNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.08%	7.87%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913163.100    7408-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K : FSYUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.92%	12.81%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913207.100    7452-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class M : FSXZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.98%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.73%	9.61%
Class M (without 3.50% sales charge)	4.39%	11.69%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913194.100    7439-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date Income Fund Fidelity® Sustainable Target Date Income Fund : FSUDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date Income Fund	$ 42	0.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date Income Fund	5.10%	5.29%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913128.100    7373-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K : FSWYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.85%	8.46%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913171.100    7416-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class A : FSZTX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.47%	8.95%
Class A (without 5.75% sales charge)	4.54%	12.42%
Fidelity Sustainable Target Date 2060 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,661,542
Number of Holdings	6
Total Advisory Fee	$19,362
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913228.100    7473-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund : FSXAX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2030 Fund	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2030 Fund	4.70%	9.17%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913173.100    7418-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K : FRCRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918294.100    7664-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class M : FTGZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.64%	10.04%
Class M (without 3.50% sales charge)	4.29%	12.14%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913239.100    7484-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class I : FSXQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.79%	10.62%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913186.100    7431-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K6 : FSVMX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.19%	6.25%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913145.100    7390-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K : FSZFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.96%	12.83%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913216.100    7461-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class M : FSZLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.71%	10.08%
Class M (without 3.50% sales charge)	4.36%	12.17%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913221.100    7466-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class M : FSXDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.55%	6.59%
Class M (without 3.50% sales charge)	4.19%	8.62%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913176.100    7421-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class M : FRCYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 76	0.99%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918300.100    7667-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class M : FSUHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.82%	2.78%
Class M (without 3.50% sales charge)	4.48%	4.73%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913131.100    7376-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund : FSWDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2020 Fund	$ 44	0.43%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2020 Fund	4.92%	7.66%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913155.100    7400-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class A : FSVOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.68%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.29%	3.32%
Class A (without 5.75% sales charge)	4.73%	6.61%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913147.100    7392-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class C : FSYZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.77%	11.57%
Class C	3.77%	11.57%
Fidelity Sustainable Target Date 2050 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,617,498
Number of Holdings	6
Total Advisory Fee	$25,301
Portfolio Turnover	21%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913211.100    7456-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K : FSZQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.98%	12.82%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913225.100    7470-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K6 : FSXUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.03%	10.88%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913190.100    7435-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class A : FSXWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.73%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.41%	8.49%
Class A (without 5.75% sales charge)	4.61%	11.94%
Fidelity Sustainable Target Date 2040 Composite Index℠	6.07%	12.39%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,752,032
Number of Holdings	7
Total Advisory Fee	$25,445
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.0
International Equity Funds - 38.5
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	47.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series Sustainable Investment Grade Bond Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913192.100    7437-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class A : FSUZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.16%	2.56%
Class A (without 5.75% sales charge)	4.87%	5.82%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913138.100    7383-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class C : FRDCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 114	1.49%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918302.100    7668-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K6 : FSXJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.02%	9.42%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913181.100    7426-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class M : FSWSX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.95%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.58%	5.80%
Class M (without 3.50% sales charge)	4.23%	7.81%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913167.100    7412-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund : FTGPX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2065 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2065 Fund	4.85%	12.69%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913236.100    7481-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class C : FSUFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.03%	4.23%
Class C	4.03%	4.23%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913130.100    7375-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class I : FSZMX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.85%	12.72%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913222.100    7467-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z : FSZNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.98%	12.82%
Fidelity Sustainable Target Date 2055 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,372,436
Number of Holdings	6
Total Advisory Fee	$22,615
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913223.100    7468-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund : FSWOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2025 Fund	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2025 Fund	4.81%	8.38%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913164.100    7409-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K : FSVKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	5.13%	6.18%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913144.100    7389-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class I : FTHBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.84%	12.73%
Fidelity Sustainable Target Date 2065 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,712,296
Number of Holdings	6
Total Advisory Fee	$13,465
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913240.100    7485-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class A : FRCWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 57	0.74%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918298.100    7666-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date Income Fund Fidelity® Sustainable Target Date Income Fund Class K : FSUOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	5.19%	5.37%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913135.100    7380-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class I : FSWUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.73%	8.36%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913168.100    7413-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K : FSWMX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.33%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.94%	7.75%
Fidelity Sustainable Target Date 2020 Composite Index℠	5.57%	8.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,087,392
Number of Holdings	9
Total Advisory Fee	$7,025
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.5
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Sustainable Emerging Markets Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.9
Fidelity Series Treasury Bill Index Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913162.100    7407-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund : FSVNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2015 Fund	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2015 Fund	4.91%	6.86%
Fidelity Sustainable Target Date 2015 Composite Index℠	5.55%	7.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,330,950
Number of Holdings	9
Total Advisory Fee	$4,396
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.3
International Equity Funds - 19.2
Domestic Equity Funds - 18.1
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Sustainable Emerging Markets Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Treasury Bill Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913146.100    7391-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund : FSYHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2045 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2045 Fund	4.90%	12.71%
Fidelity Sustainable Target Date 2045 Composite Index℠	6.12%	12.85%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$7,140,040
Number of Holdings	6
Total Advisory Fee	$23,323
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913200.100    7445-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Income Fund Fidelity® Sustainable Target Date Income Fund Class K6 : FSUWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	5.34%	5.49%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913136.100    7381-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K6 : FSWZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	4.99%	8.57%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913172.100    7417-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class C : FSXCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.69%	8.07%
Class C	3.69%	8.07%
Fidelity Sustainable Target Date 2030 Composite Index℠	5.65%	9.47%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,927,493
Number of Holdings	7
Total Advisory Fee	$22,240
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.5
International Equity Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Investment Grade Bond Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.7
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913175.100    7420-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K : FSXTX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.37%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	4.95%	10.74%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913189.100    7434-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z : FSWVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.35%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.85%	8.46%
Fidelity Sustainable Target Date 2025 Composite Index℠	5.57%	8.68%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,235,708
Number of Holdings	7
Total Advisory Fee	$8,026
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.6
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	23.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913169.100    7414-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class Z : FSULX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.19%	5.37%
Fidelity Sustainable Target Date Income Composite Index℠	5.46%	5.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,192,124
Number of Holdings	9
Total Advisory Fee	$3,965
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 73.0
International Equity Funds - 13.2
Domestic Equity Funds - 9.0
Short-Term Funds - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	43.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.5
Fidelity Series Sustainable U.S. Market Fund	9.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913133.100    7378-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class M : FSXOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.68%	8.03%
Class M (without 3.50% sales charge)	4.33%	10.09%
Fidelity Sustainable Target Date 2035 Composite Index℠	5.85%	10.87%
S&P 500® Index	8.25%	19.33%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,343,383
Number of Holdings	7
Total Advisory Fee	$17,388
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.1
International Equity Funds - 32.6
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.3
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913185.100    7430-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class M : FSVEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.89%	3.59%
Class M (without 3.50% sales charge)	4.55%	5.56%
Fidelity Sustainable Target Date 2010 Composite Index℠	5.53%	6.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.04%
A   From May 11, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,137,721
Number of Holdings	9
Total Advisory Fee	$3,900
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.5
International Equity Funds - 15.6
Domestic Equity Funds - 12.6
Short-Term Funds - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Sustainable U.S. Market Fund	12.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.2
Fidelity Series Treasury Bill Index Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913140.100    7385-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K6 : FRCVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 22	0.29%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolio notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment performance among the underlying investment portfolios also detracted on a relative basis, especially in emerging-markets equities. An underweight allocation, on average, in U.S. investment-grade bonds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Sustainable U.S. Markets Fund (+5.04%), which trailed its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+5.98%) for the 12 months.
•Also detracting was Fidelity Series Sustainable Emerging Markets Fund (+7.59%), which lagged the 9.81% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, the biggest contributor versus the composite index was an overweight allocation to non-U.S. equities. Also helping was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Sustainable Investment Grade Bond Fund gained 5.25% for the period, topping the 4.90% advance of the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$714,642
Number of Holdings	6
Total Advisory Fee	$2,080
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.7
Fidelity Series Sustainable Emerging Markets Fund	12.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918296.100    7665-TSRA-0525

Item 2.

Code of Ethics

As of the end of the period, March 31, 2025, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Income Fund, (the “Funds”):

Services Billed by PwC

March 31, 2025 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Target Date 2010 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2015 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2020 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2025 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2030 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2035 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2040 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2045 Fund	$18,500	$1,700	$5,900	$700
Fidelity Sustainable Target Date 2050 Fund	$18,500	$1,700	$5,900	$700
Fidelity Sustainable Target Date 2055 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2060 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2065 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2070 Fund	$17,400	$1,200	$2,700	$500
Fidelity Sustainable Target Date Income Fund	$18,500	$1,700	$2,600	$700

March 31, 2024 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Target Date 2010 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2015 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2020 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2025 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2030 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2035 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2040 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2045 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2050 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2055 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2060 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2065 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2070 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date Income Fund	$16,900	$1,400	$6,000	$600

A Amounts may reflect rounding.
B Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date Income Fund commenced operations on April 27, 2023.

C Fidelity Sustainable Target Date 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2025A,C	March 31, 2024A,B,C
Audit-Related Fees	$9,765,100	$9,452,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date Income Fund’s commencement of operations.

C May include amounts billed prior to Fidelity Sustainable Target Date 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2025A,C	March 31, 2024A,B,C
PwC	$14,808,600	$15,102,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date Income Fund’s commencement of operations.

C May include amounts billed prior to Fidelity Sustainable Target Date 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting

Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Sustainable Target Date Income Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund

Annual Report
March 31, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Target Date Income Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Target Date Income Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 73.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	24,454	243,319
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	683	5,290
Fidelity Series International Developed Markets Bond Index Fund (a)	7,181	61,826
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,520	35,991
Fidelity Series Sustainable Investment Grade Bond Fund (a)	53,804	523,518
TOTAL BOND FUNDS (Cost $868,557)		869,944

Domestic Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $89,261)	8,111	107,142

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	5,121	57,765
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	8,418	99,751
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $137,582)		157,516

Short-Term Funds - 4.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $57,960)	5,832	58,026

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,153,360)	1,192,628
NET OTHER ASSETS (LIABILITIES) - 0.0%	(504)
NET ASSETS - 100.0%	1,192,124

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	227,463	55,189	49,009	6,559	3	9,673	243,319	24,454
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,163	1,605	4,629	249	19	132	5,290	683
Fidelity Series International Developed Markets Bond Index Fund	43,455	27,370	7,968	1,798	(133)	(898)	61,826	7,181
Fidelity Series Long-Term Treasury Bond Index Fund	29,837	18,115	11,652	949	(1,004)	695	35,991	6,520
Fidelity Series Sustainable Emerging Markets Fund	54,645	25,623	25,437	1,331	139	2,795	57,765	5,121
Fidelity Series Sustainable Investment Grade Bond Fund	485,573	126,958	91,697	23,071	(1,326)	4,010	523,518	53,804
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	83,412	36,663	23,673	1,875	14	3,335	99,751	8,418
Fidelity Series Sustainable U.S. Market Fund	89,367	44,247	27,772	2,176	(277)	1,577	107,142	8,111
Fidelity Series Treasury Bill Index Fund	65,353	18,075	25,525	3,082	(3)	126	58,026	5,832
	1,087,268	353,845	267,362	41,090	(2,568)	21,445	1,192,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	869,944	869,944	-	-

Domestic Equity Funds	107,142	107,142	-	-

International Equity Funds	157,516	157,516	-	-

Short-Term Funds	58,026	58,026	-	-
Total Investments in Securities:	1,192,628	1,192,628	-	-
Fidelity® Sustainable Target Date Income Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,153,360)	$1,192,628

Total Investment in Securities (cost $1,153,360)		$1,192,628
Cash		1
Receivable for investments sold		5,702
Receivable for fund shares sold		352
Total assets		1,198,683
Liabilities
Payable for investments purchased	$6,039
Payable for fund shares redeemed	14
Accrued management fee	353
Distribution and service plan fees payable	153
Total liabilities		6,559
Net Assets		$1,192,124
Net Assets consist of:
Paid in capital		$1,153,656
Total accumulated earnings (loss)		38,468
Net Assets		$1,192,124

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($105,352 ÷ 10,164 shares)(a)		$10.37
Maximum offering price per share (100/94.25 of $10.37)		$11.00
Class M :
Net Asset Value and redemption price per share ($104,929 ÷ 10,127 shares)(a)		$10.36
Maximum offering price per share (100/96.50 of $10.36)		$10.74
Class C :
Net Asset Value and offering price per share ($104,695 ÷ 10,108 shares)(a)		$10.36
Fidelity Sustainable Target Date Income Fund :
Net Asset Value, offering price and redemption price per share ($305,719 ÷ 29,493 shares)		$10.37
Class K :
Net Asset Value, offering price and redemption price per share ($110,392 ÷ 10,645 shares)		$10.37
Class K6 :
Net Asset Value, offering price and redemption price per share ($250,667 ÷ 24,182 shares)		$10.37
Class I :
Net Asset Value, offering price and redemption price per share ($105,162 ÷ 10,144 shares)		$10.37
Class Z :
Net Asset Value, offering price and redemption price per share ($105,208 ÷ 10,146 shares)		$10.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$40,179
Expenses
Management fee	$3,965
Distribution and service plan fees	1,812
Independent trustees' fees and expenses	3
Total expenses before reductions	5,780
Expense reductions	(7)
Total expenses after reductions		5,773
Net Investment income (loss)		34,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,568)
Capital gain distributions from underlying funds:
Affiliated issuers	911
Total net realized gain (loss)		(1,657)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	21,445
Total change in net unrealized appreciation (depreciation)		21,445
Net gain (loss)		19,788
Net increase (decrease) in net assets resulting from operations		$54,194
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,406	$28,308
Net realized gain (loss)	(1,657)	2,290
Change in net unrealized appreciation (depreciation)	21,445	17,823
Net increase (decrease) in net assets resulting from operations	54,194	48,421
Distributions to shareholders	(37,605)	(26,542)

Share transactions - net increase (decrease)	88,601	1,065,055
Total increase (decrease) in net assets	105,190	1,086,934

Net Assets
Beginning of period	1,086,934	-
End of period	$1,192,124	$1,086,934

Financial Highlights
Fidelity Advisor® Sustainable Target Date Income Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.27
Net realized and unrealized gain (loss)	.18	.19
Total from investment operations	.48	.46
Distributions from net investment income	(.30)	(.24)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.32) D	(.25)
Net asset value, end of period	$10.37	$10.21
Total Return E,F,G	4.83%	4.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66%	.66% J
Expenses net of fee waivers, if any	.66%	.66% J
Expenses net of all reductions	.66%	.66% J
Net investment income (loss)	2.87%	3.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$105	$102
Portfolio turnover rate K	23%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Income Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.24
Net realized and unrealized gain (loss)	.18	.20
Total from investment operations	.45	.44
Distributions from net investment income	(.28)	(.22)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.30) D	(.23)
Net asset value, end of period	$10.36	$10.21
Total Return E,F,G	4.48%	4.45%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91%	.91% J
Expenses net of fee waivers, if any	.91%	.91% J
Expenses net of all reductions	.91%	.91% J
Net investment income (loss)	2.62%	2.76% J
Supplemental Data
Net assets, end of period (000 omitted)	$105	$102
Portfolio turnover rate K	23%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Income Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.20
Net realized and unrealized gain (loss)	.19	.19
Total from investment operations	.41	.39
Distributions from net investment income	(.22)	(.18)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.25)	(.19)
Net asset value, end of period	$10.36	$10.20
Total Return D,E,F	4.03%	3.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41%	1.41% I
Expenses net of fee waivers, if any	1.41%	1.41% I
Expenses net of all reductions	1.41%	1.41% I
Net investment income (loss)	2.12%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$102
Portfolio turnover rate J	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Income Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.29
Net realized and unrealized gain (loss)	.19	.19
Total from investment operations	.51	.48
Distributions from net investment income	(.33)	(.26)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.35) D	(.27)
Net asset value, end of period	$10.37	$10.21
Total Return E,F	5.10%	4.88%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41% I
Expenses net of all reductions	.41%	.41% I
Net investment income (loss)	3.12%	3.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$306	$232
Portfolio turnover rate J	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Income Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.30
Net realized and unrealized gain (loss)	.19	.19
Total from investment operations	.52	.49
Distributions from net investment income	(.34)	(.27)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.36) D	(.28)
Net asset value, end of period	$10.37	$10.21
Total Return E,F	5.19%	4.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31% I
Expenses net of all reductions	.31%	.31% I
Net investment income (loss)	3.22%	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$105
Portfolio turnover rate J	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Income Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.30
Net realized and unrealized gain (loss)	.19	.20
Total from investment operations	.53	.50
Distributions from net investment income	(.35)	(.28)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.37) D	(.29)
Net asset value, end of period	$10.37	$10.21
Total Return E,F	5.34%	5.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.21% I
Expenses net of fee waivers, if any	.21%	.21% I
Expenses net of all reductions	.21%	.21% I
Net investment income (loss)	3.32%	3.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$251	$138
Portfolio turnover rate J	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Income Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.29
Net realized and unrealized gain (loss)	.19	.19
Total from investment operations	.51	.48
Distributions from net investment income	(.33)	(.26)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.35) D	(.27)
Net asset value, end of period	$10.37	$10.21
Total Return E,F	5.10%	4.87%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41% I
Expenses net of all reductions	.41%	.41% I
Net investment income (loss)	3.12%	3.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$102
Portfolio turnover rate J	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Income Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.30
Net realized and unrealized gain (loss)	.19	.19
Total from investment operations	.52	.49
Distributions from net investment income	(.34)	(.27)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.36) D	(.28)
Net asset value, end of period	$10.37	$10.21
Total Return E,F	5.19%	4.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31% I
Expenses net of all reductions	.31%	.31% I
Net investment income (loss)	3.22%	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$102
Portfolio turnover rate J	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 68.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	18,749	186,556
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,422	26,523
Fidelity Series International Developed Markets Bond Index Fund (a)	6,855	59,023
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,516	35,969
Fidelity Series Sustainable Investment Grade Bond Fund (a)	48,461	471,522
TOTAL BOND FUNDS (Cost $781,370)		779,593

Domestic Equity Funds - 12.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $112,406)	10,887	143,813

International Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	5,594	63,099
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	9,676	114,666
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $153,483)		177,765

Short-Term Funds - 3.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $36,999)	3,723	37,040

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,084,258)	1,138,211
NET OTHER ASSETS (LIABILITIES) - 0.0%	(490)
NET ASSETS - 100.0%	1,137,721

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	167,398	32,357	20,502	5,072	(28)	7,331	186,556	18,749
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	32,688	3,179	9,941	1,021	(401)	998	26,523	3,422
Fidelity Series International Developed Markets Bond Index Fund	42,098	20,470	2,557	1,760	(41)	(947)	59,023	6,855
Fidelity Series Long-Term Treasury Bond Index Fund	31,131	13,822	8,648	997	(762)	426	35,969	6,516
Fidelity Series Sustainable Emerging Markets Fund	62,100	19,422	21,606	1,520	3	3,180	63,099	5,594
Fidelity Series Sustainable Investment Grade Bond Fund	436,696	72,397	40,053	20,975	(691)	3,173	471,522	48,461
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	104,870	24,179	18,438	2,294	80	3,975	114,666	9,676
Fidelity Series Sustainable U.S. Market Fund	136,861	36,870	33,450	3,027	443	3,089	143,813	10,887
Fidelity Series Treasury Bill Index Fund	40,031	12,474	15,541	1,948	(3)	79	37,040	3,723
	1,053,873	235,170	170,736	38,614	(1,400)	21,304	1,138,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	779,593	779,593	-	-

Domestic Equity Funds	143,813	143,813	-	-

International Equity Funds	177,765	177,765	-	-

Short-Term Funds	37,040	37,040	-	-
Total Investments in Securities:	1,138,211	1,138,211	-	-
Fidelity® Sustainable Target Date 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,084,258)	$1,138,211

Total Investment in Securities (cost $1,084,258)		$1,138,211
Receivable for investments sold		6,925
Total assets		1,145,136
Liabilities
Payable for investments purchased	$6,925
Accrued management fee	336
Distribution and service plan fees payable	154
Total liabilities		7,415
Net Assets		$1,137,721
Net Assets consist of:
Paid in capital		$1,081,300
Total accumulated earnings (loss)		56,421
Net Assets		$1,137,721

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($105,568 ÷ 10,000 shares)(a)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class M :
Net Asset Value and redemption price per share ($105,553 ÷ 10,000 shares)(a)		$10.56
Maximum offering price per share (100/96.50 of $10.56)		$10.94
Class C :
Net Asset Value and offering price per share ($105,534 ÷ 10,000 shares)(a)		$10.55
Fidelity Sustainable Target Date 2010 Fund :
Net Asset Value, offering price and redemption price per share ($280,158 ÷ 26,550 shares)		$10.55
Class K :
Net Asset Value, offering price and redemption price per share ($111,990 ÷ 10,607 shares)		$10.56
Class K6 :
Net Asset Value, offering price and redemption price per share ($217,762 ÷ 20,633 shares)		$10.55
Class I :
Net Asset Value, offering price and redemption price per share ($105,573 ÷ 10,001 shares)		$10.56
Class Z :
Net Asset Value, offering price and redemption price per share ($105,583 ÷ 10,000 shares)		$10.56
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$37,356
Expenses
Management fee	$3,900
Distribution and service plan fees	1,845
Independent trustees' fees and expenses	3
Total expenses before reductions	5,748
Expense reductions	(7)
Total expenses after reductions		5,741
Net Investment income (loss)		31,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,400)
Capital gain distributions from underlying funds:
Affiliated issuers	1,258
Total net realized gain (loss)		(142)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	21,304
Total change in net unrealized appreciation (depreciation)		21,304
Net gain (loss)		21,162
Net increase (decrease) in net assets resulting from operations		$52,777
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,615	$26,097
Net realized gain (loss)	(142)	4,249
Change in net unrealized appreciation (depreciation)	21,304	32,649
Net increase (decrease) in net assets resulting from operations	52,777	62,995
Distributions to shareholders	(36,538)	(22,814)

Share transactions - net increase (decrease)	67,941	1,013,360
Total increase (decrease) in net assets	84,180	1,053,541

Net Assets
Beginning of period	1,053,541	-
End of period	$1,137,721	$1,053,541

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2010 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.25
Net realized and unrealized gain (loss)	.21	.36
Total from investment operations	.50	.61
Distributions from net investment income	(.28)	(.21)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.33)	(.22)
Net asset value, end of period	$10.56	$10.39
Total Return D,E,F	4.87%	6.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66%	.66% I
Expenses net of fee waivers, if any	.66%	.66% I
Expenses net of all reductions	.66%	.66% I
Net investment income (loss)	2.71%	2.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$104
Portfolio turnover rate J	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.23
Net realized and unrealized gain (loss)	.21	.36
Total from investment operations	.47	.59
Distributions from net investment income	(.25)	(.19)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.30)	(.20)
Net asset value, end of period	$10.56	$10.39
Total Return D,E,F	4.55%	5.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91%	.91% I
Expenses net of fee waivers, if any	.91%	.91% I
Expenses net of all reductions	.91%	.91% I
Net investment income (loss)	2.46%	2.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$104
Portfolio turnover rate J	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.18
Net realized and unrealized gain (loss)	.20	.36
Total from investment operations	.41	.54
Distributions from net investment income	(.19)	(.16)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.23) D	(.17)
Net asset value, end of period	$10.55	$10.37
Total Return E,F,G	4.01%	5.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.41%	1.41% J
Expenses net of fee waivers, if any	1.41%	1.41% J
Expenses net of all reductions	1.41%	1.41% J
Net investment income (loss)	1.96%	2.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$106	$104
Portfolio turnover rate K	15%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.27
Net realized and unrealized gain (loss)	.21	.37
Total from investment operations	.52	.64
Distributions from net investment income	(.32)	(.22)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.37)	(.24) D
Net asset value, end of period	$10.55	$10.40
Total Return E,F	5.05%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41% I
Expenses net of all reductions	.41%	.41% I
Net investment income (loss)	2.96%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$280	$214
Portfolio turnover rate J	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.28
Net realized and unrealized gain (loss)	.20	.37
Total from investment operations	.52	.65
Distributions from net investment income	(.33)	(.23)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.37) D	(.24)
Net asset value, end of period	$10.56	$10.41
Total Return E,F	5.13%	6.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31% I
Expenses net of all reductions	.31%	.31% I
Net investment income (loss)	3.06%	3.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106
Portfolio turnover rate J	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.29
Net realized and unrealized gain (loss)	.20	.37
Total from investment operations	.53	.66
Distributions from net investment income	(.35)	(.23)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.39) D	(.25) D
Net asset value, end of period	$10.55	$10.41
Total Return E,F	5.19%	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.21% I
Expenses net of fee waivers, if any	.21%	.21% I
Expenses net of all reductions	.21%	.21% I
Net investment income (loss)	3.15%	3.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$218	$107
Portfolio turnover rate J	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.27
Net realized and unrealized gain (loss)	.21	.37
Total from investment operations	.52	.64
Distributions from net investment income	(.32)	(.22)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.36) D	(.24) D
Net asset value, end of period	$10.56	$10.40
Total Return E,F	5.09%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41% I
Expenses net of all reductions	.41%	.41% I
Net investment income (loss)	2.96%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$107
Portfolio turnover rate J	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.28
Net realized and unrealized gain (loss)	.20	.37
Total from investment operations	.52	.65
Distributions from net investment income	(.33)	(.23)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.37) D	(.24)
Net asset value, end of period	$10.56	$10.41
Total Return E,F	5.13%	6.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31% I
Expenses net of all reductions	.31%	.31% I
Net investment income (loss)	3.06%	3.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$104
Portfolio turnover rate J	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 62.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	14,450	143,782
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,531	66,112
Fidelity Series International Developed Markets Bond Index Fund (a)	8,023	69,077
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,211	45,324
Fidelity Series Sustainable Investment Grade Bond Fund (a)	51,795	503,967
TOTAL BOND FUNDS (Cost $831,288)		828,262

Domestic Equity Funds - 18.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $197,836)	18,285	241,549

International Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	7,779	87,744
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	14,211	168,404
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $224,098)		256,148

Short-Term Funds - 0.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $5,591)	563	5,600

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,258,813)	1,331,559
NET OTHER ASSETS (LIABILITIES) - 0.0%	(609)
NET ASSETS - 100.0%	1,330,950

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	114,895	45,453	21,882	3,679	(12)	5,328	143,782	14,450
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	63,600	14,502	13,495	2,191	(467)	1,972	66,112	8,531
Fidelity Series International Developed Markets Bond Index Fund	44,470	30,273	4,458	1,958	(17)	(1,191)	69,077	8,023
Fidelity Series Long-Term Treasury Bond Index Fund	35,569	20,117	10,152	1,188	(965)	755	45,324	8,211
Fidelity Series Sustainable Emerging Markets Fund	76,832	34,133	27,061	2,091	(209)	4,049	87,744	7,779
Fidelity Series Sustainable Investment Grade Bond Fund	421,547	135,642	56,763	20,759	(472)	4,013	503,967	51,795
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	140,303	48,649	26,605	3,398	597	5,460	168,404	14,211
Fidelity Series Sustainable U.S. Market Fund	206,185	85,856	53,302	5,007	2,864	(54)	241,549	18,285
Fidelity Series Treasury Bill Index Fund	10,459	11,745	16,618	443	(3)	17	5,600	563
	1,113,860	426,370	230,336	40,714	1,316	20,349	1,331,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	828,262	828,262	-	-

Domestic Equity Funds	241,549	241,549	-	-

International Equity Funds	256,148	256,148	-	-

Short-Term Funds	5,600	5,600	-	-
Total Investments in Securities:	1,331,559	1,331,559	-	-
Fidelity® Sustainable Target Date 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,258,813)	$1,331,559

Total Investment in Securities (cost $1,258,813)		$1,331,559
Receivable for investments sold		11,424
Receivable for fund shares sold		11
Total assets		1,342,994
Liabilities
Payable for investments purchased	$11,435
Accrued management fee	414
Distribution and service plan fees payable	195
Total liabilities		12,044
Net Assets		$1,330,950
Net Assets consist of:
Paid in capital		$1,255,600
Total accumulated earnings (loss)		75,350
Net Assets		$1,330,950

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($289,678 ÷ 27,048 shares)(a)		$10.71
Maximum offering price per share (100/94.25 of $10.71)		$11.36
Class M :
Net Asset Value and redemption price per share ($107,307 ÷ 10,000 shares)(a)		$10.73
Maximum offering price per share (100/96.50 of $10.73)		$11.12
Class C :
Net Asset Value and offering price per share ($107,141 ÷ 10,000 shares)(a)		$10.71
Fidelity Sustainable Target Date 2015 Fund :
Net Asset Value, offering price and redemption price per share ($276,893 ÷ 25,772 shares)		$10.74
Class K :
Net Asset Value, offering price and redemption price per share ($113,617 ÷ 10,568 shares)		$10.75
Class K6 :
Net Asset Value, offering price and redemption price per share ($221,338 ÷ 20,589 shares)		$10.75
Class I :
Net Asset Value, offering price and redemption price per share ($107,467 ÷ 10,000 shares)		$10.75
Class Z :
Net Asset Value, offering price and redemption price per share ($107,509 ÷ 10,000 shares)		$10.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$38,630
Expenses
Management fee	$4,396
Distribution and service plan fees	2,049
Independent trustees' fees and expenses	3
Total expenses before reductions	6,448
Expense reductions	(7)
Total expenses after reductions		6,441
Net Investment income (loss)		32,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,316
Capital gain distributions from underlying funds:
Affiliated issuers	2,084
Total net realized gain (loss)		3,400
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	20,349
Total change in net unrealized appreciation (depreciation)		20,349
Net gain (loss)		23,749
Net increase (decrease) in net assets resulting from operations		$55,938
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,189	$24,765
Net realized gain (loss)	3,400	4,771
Change in net unrealized appreciation (depreciation)	20,349	52,397
Net increase (decrease) in net assets resulting from operations	55,938	81,933
Distributions to shareholders	(40,530)	(21,990)

Share transactions - net increase (decrease)	202,047	1,053,552
Total increase (decrease) in net assets	217,455	1,113,495

Net Assets
Beginning of period	1,113,495	-
End of period	$1,330,950	$1,113,495

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2015 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.23
Net realized and unrealized gain (loss)	.22	.54
Total from investment operations	.49	.77
Distributions from net investment income	(.28)	(.19)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.35) D	(.20)
Net asset value, end of period	$10.71	$10.57
Total Return E,F,G	4.73%	7.76%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68% J	.67% K
Expenses net of fee waivers, if any	.68 % J	.67% K
Expenses net of all reductions	.68% J	.67% K
Net investment income (loss)	2.56%	2.54% K
Supplemental Data
Net assets, end of period (000 omitted)	$290	$106
Portfolio turnover rate L	19%	31% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.20
Net realized and unrealized gain (loss)	.21	.56
Total from investment operations	.46	.76
Distributions from net investment income	(.22)	(.17)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.30)	(.19) D
Net asset value, end of period	$10.73	$10.57
Total Return E,F,G	4.40%	7.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92%	.92% J
Expenses net of fee waivers, if any	.92%	.92% J
Expenses net of all reductions	.92%	.92% J
Net investment income (loss)	2.32%	2.28% J
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106
Portfolio turnover rate K	19%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.16
Net realized and unrealized gain (loss)	.22	.55
Total from investment operations	.41	.71
Distributions from net investment income	(.17)	(.14)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.25)	(.16) D
Net asset value, end of period	$10.71	$10.55
Total Return E,F,G	3.89%	7.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.42%	1.42% J
Expenses net of fee waivers, if any	1.42%	1.42% J
Expenses net of all reductions	1.42%	1.42% J
Net investment income (loss)	1.82%	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$107	$105
Portfolio turnover rate K	19%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.25
Net realized and unrealized gain (loss)	.21	.55
Total from investment operations	.51	.80
Distributions from net investment income	(.28)	(.21)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.35) D	(.22)
Net asset value, end of period	$10.74	$10.58
Total Return E,F	4.91%	8.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42%	.42% I
Expenses net of fee waivers, if any	.42%	.42% I
Expenses net of all reductions	.42%	.42% I
Net investment income (loss)	2.82%	2.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$277	$263
Portfolio turnover rate J	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.26
Net realized and unrealized gain (loss)	.22	.54
Total from investment operations	.53	.80
Distributions from net investment income	(.29)	(.21)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.36) D	(.22)
Net asset value, end of period	$10.75	$10.58
Total Return E,F	5.10%	8.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32%	.32% I
Expenses net of fee waivers, if any	.32%	.32% I
Expenses net of all reductions	.32%	.32% I
Net investment income (loss)	2.92%	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$108
Portfolio turnover rate J	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.27
Net realized and unrealized gain (loss)	.22	.55
Total from investment operations	.53	.82
Distributions from net investment income	(.30)	(.22)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.37) D	(.23)
Net asset value, end of period	$10.75	$10.59
Total Return E,F	5.13%	8.26%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22%	.22% I
Expenses net of fee waivers, if any	.22%	.22% I
Expenses net of all reductions	.22%	.22% I
Net investment income (loss)	2.91%	2.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$221	$108
Portfolio turnover rate J	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.25
Net realized and unrealized gain (loss)	.22	.55
Total from investment operations	.52	.80
Distributions from net investment income	(.28)	(.21)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.35) D	(.22)
Net asset value, end of period	$10.75	$10.58
Total Return E,F	5.01%	8.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42%	.42% I
Expenses net of fee waivers, if any	.42%	.42% I
Expenses net of all reductions	.42%	.42% I
Net investment income (loss)	2.82%	2.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106
Portfolio turnover rate J	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.26
Net realized and unrealized gain (loss)	.22	.54
Total from investment operations	.53	.80
Distributions from net investment income	(.29)	(.21)
Distributions from net realized gain	(.08)	(.01)
Total distributions	(.36) D	(.22)
Net asset value, end of period	$10.75	$10.58
Total Return E,F	5.10%	8.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32%	.32% I
Expenses net of fee waivers, if any	.32%	.32% I
Expenses net of all reductions	.32%	.32% I
Net investment income (loss)	2.92%	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106
Portfolio turnover rate J	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 53.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,925	39,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,690	183,594
Fidelity Series International Developed Markets Bond Index Fund (a)	12,198	105,022
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,116	66,880
Fidelity Series Sustainable Investment Grade Bond Fund (a)	74,109	721,081
TOTAL BOND FUNDS (Cost $1,121,189)		1,115,628

Domestic Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $410,724)	37,319	492,980

International Equity Funds - 22.9%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	14,101	159,054
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	26,856	318,244
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $422,240)		477,298

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $2,296)	231	2,298

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,956,449)	2,088,204
NET OTHER ASSETS (LIABILITIES) - 0.0%	(812)
NET ASSETS - 100.0%	2,087,392

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	66,695	27,930	57,900	1,722	979	1,347	39,051	3,925
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	148,795	51,433	19,608	5,632	(523)	3,497	183,594	23,690
Fidelity Series International Developed Markets Bond Index Fund	71,575	43,729	8,288	3,122	(138)	(1,856)	105,022	12,198
Fidelity Series Long-Term Treasury Bond Index Fund	66,021	40,028	38,963	2,239	(2,059)	1,853	66,880	12,116
Fidelity Series Sustainable Emerging Markets Fund	141,932	55,442	45,295	3,699	(487)	7,462	159,054	14,101
Fidelity Series Sustainable Investment Grade Bond Fund	592,706	224,183	98,432	28,951	(459)	3,083	721,081	74,109
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	275,122	78,616	45,524	6,389	-	10,030	318,244	26,856
Fidelity Series Sustainable U.S. Market Fund	429,693	153,177	96,298	10,149	868	5,540	492,980	37,319
Fidelity Series Treasury Bill Index Fund	1,073	14,629	13,406	106	-	2	2,298	231
	1,793,612	689,167	423,714	62,009	(1,819)	30,958	2,088,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,115,628	1,115,628	-	-

Domestic Equity Funds	492,980	492,980	-	-

International Equity Funds	477,298	477,298	-	-

Short-Term Funds	2,298	2,298	-	-
Total Investments in Securities:	2,088,204	2,088,204	-	-
Fidelity® Sustainable Target Date 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,956,449)	$2,088,204

Total Investment in Securities (cost $1,956,449)		$2,088,204
Receivable for investments sold		22,463
Total assets		2,110,667
Liabilities
Payable for investments purchased	$22,463
Accrued management fee	641
Distribution and service plan fees payable	171
Total liabilities		23,275
Net Assets		$2,087,392
Net Assets consist of:
Paid in capital		$1,951,863
Total accumulated earnings (loss)		135,529
Net Assets		$2,087,392

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($155,499 ÷ 14,159 shares)(a)		$10.98
Maximum offering price per share (100/94.25 of $10.98)		$11.65
Class M :
Net Asset Value and redemption price per share ($109,814 ÷ 10,000 shares)(a)		$10.98
Maximum offering price per share (100/96.50 of $10.98)		$11.38
Class C :
Net Asset Value and offering price per share ($109,660 ÷ 10,000 shares)(a)		$10.97
Fidelity Sustainable Target Date 2020 Fund :
Net Asset Value, offering price and redemption price per share ($831,271 ÷ 75,719 shares)		$10.98
Class K :
Net Asset Value, offering price and redemption price per share ($115,178 ÷ 10,469 shares)		$11.00
Class K6 :
Net Asset Value, offering price and redemption price per share ($523,080 ÷ 47,554 shares)		$11.00
Class I :
Net Asset Value, offering price and redemption price per share ($132,873 ÷ 12,085 shares)		$10.99
Class Z :
Net Asset Value, offering price and redemption price per share ($110,017 ÷ 10,000 shares)		$11.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$57,783
Expenses
Management fee	$7,025
Distribution and service plan fees	2,041
Independent trustees' fees and expenses	5
Total expenses before reductions	9,071
Expense reductions	(7)
Total expenses after reductions		9,064
Net Investment income (loss)		48,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,819)
Capital gain distributions from underlying funds:
Affiliated issuers	4,226
Total net realized gain (loss)		2,407
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	30,958
Total change in net unrealized appreciation (depreciation)		30,958
Net gain (loss)		33,365
Net increase (decrease) in net assets resulting from operations		$82,084
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,719	$29,234
Net realized gain (loss)	2,407	2,112
Change in net unrealized appreciation (depreciation)	30,958	100,797
Net increase (decrease) in net assets resulting from operations	82,084	132,143
Distributions to shareholders	(53,099)	(25,598)

Share transactions - net increase (decrease)	265,376	1,686,486
Total increase (decrease) in net assets	294,361	1,793,031

Net Assets
Beginning of period	1,793,031	-
End of period	$2,087,392	$1,793,031

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2020 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.22
Net realized and unrealized gain (loss)	.23	.71
Total from investment operations	.49	.93
Distributions from net investment income	(.23)	(.17)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.27) D	(.17) D
Net asset value, end of period	$10.98	$10.76
Total Return E,F,G	4.58%	9.39%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68%	.70% J,K
Expenses net of fee waivers, if any	.68%	.70% J,K
Expenses net of all reductions	.68%	.69% J,K
Net investment income (loss)	2.37%	2.42% K
Supplemental Data
Net assets, end of period (000 omitted)	$155	$152
Portfolio turnover rate L	22%	29% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.20
Net realized and unrealized gain (loss)	.23	.71
Total from investment operations	.46	.91
Distributions from net investment income	(.21)	(.14)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.24)	(.15)
Net asset value, end of period	$10.98	$10.76
Total Return D,E,F	4.32%	9.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.93%	.94% I
Expenses net of fee waivers, if any	.93%	.94% I
Expenses net of all reductions	.93%	.94% I
Net investment income (loss)	2.12%	2.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$108
Portfolio turnover rate J	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15
Net realized and unrealized gain (loss)	.24	.71
Total from investment operations	.42	.86
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.19) D	(.12)
Net asset value, end of period	$10.97	$10.74
Total Return E,F,G	3.90%	8.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.43%	1.44% J
Expenses net of fee waivers, if any	1.43%	1.44% J
Expenses net of all reductions	1.43%	1.44% J
Net investment income (loss)	1.62%	1.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$110	$107
Portfolio turnover rate K	22%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.24
Net realized and unrealized gain (loss)	.23	.71
Total from investment operations	.52	.95
Distributions from net investment income	(.27)	(.19)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.30)	(.19) D
Net asset value, end of period	$10.98	$10.76
Total Return E,F	4.92%	9.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43%	.45% I,J
Expenses net of fee waivers, if any	.43%	.45% I,J
Expenses net of all reductions	.43%	.45% I,J
Net investment income (loss)	2.62%	2.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$831	$594
Portfolio turnover rate K	22%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.25
Net realized and unrealized gain (loss)	.23	.72
Total from investment operations	.53	.97
Distributions from net investment income	(.27)	(.18)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.31) D	(.19)
Net asset value, end of period	$11.00	$10.78
Total Return E,F	4.94%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33%	.34% I
Expenses net of fee waivers, if any	.33%	.34% I
Expenses net of all reductions	.33%	.34% I
Net investment income (loss)	2.72%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$115	$110
Portfolio turnover rate J	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.26
Net realized and unrealized gain (loss)	.24	.72
Total from investment operations	.54	.98
Distributions from net investment income	(.29)	(.19)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.32)	(.20)
Net asset value, end of period	$11.00	$10.78
Total Return D,E	5.08%	9.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23%	.24% H
Expenses net of fee waivers, if any	.23%	.24% H
Expenses net of all reductions	.23%	.24% H
Net investment income (loss)	2.71%	2.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$523	$376
Portfolio turnover rate I	22%	29% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.24
Net realized and unrealized gain (loss)	.23	.72
Total from investment operations	.52	.96
Distributions from net investment income	(.26)	(.18)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.30) D	(.19)
Net asset value, end of period	$10.99	$10.77
Total Return E,F	4.84%	9.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43%	.44% I
Expenses net of fee waivers, if any	.43%	.44% I
Expenses net of all reductions	.43%	.44% I
Net investment income (loss)	2.62%	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$133	$130
Portfolio turnover rate J	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.25
Net realized and unrealized gain (loss)	.23	.72
Total from investment operations	.53	.97
Distributions from net investment income	(.27)	(.18)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.31) D	(.19)
Net asset value, end of period	$11.00	$10.78
Total Return E,F	4.94%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33%	.34% I
Expenses net of fee waivers, if any	.33%	.34% I
Expenses net of all reductions	.33%	.34% I
Net investment income (loss)	2.72%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$108
Portfolio turnover rate J	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 45.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	32,055	248,425
Fidelity Series International Developed Markets Bond Index Fund (a)	9,016	77,631
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,990	148,982
Fidelity Series Sustainable Investment Grade Bond Fund (a)	54,869	533,877
TOTAL BOND FUNDS (Cost $1,019,572)		1,008,915

Domestic Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $541,204)	48,339	638,563

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	16,865	190,242
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	33,664	398,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $528,287)		589,157

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,089,063)	2,236,635
NET OTHER ASSETS (LIABILITIES) - 0.0%	(927)
NET ASSETS - 100.0%	2,235,708

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	178,419	107,365	40,802	7,576	(534)	3,977	248,425	32,055
Fidelity Series International Developed Markets Bond Index Fund	68,958	59,176	48,922	3,217	(638)	(943)	77,631	9,016
Fidelity Series Long-Term Treasury Bond Index Fund	95,734	86,765	31,120	3,890	(1,263)	(1,134)	148,982	26,990
Fidelity Series Sustainable Emerging Markets Fund	151,948	95,598	64,803	4,394	(1,026)	8,525	190,242	16,865
Fidelity Series Sustainable Investment Grade Bond Fund	446,506	226,577	140,492	22,813	(1,185)	2,471	533,877	54,869
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	314,037	158,308	85,003	8,023	(590)	12,163	398,915	33,664
Fidelity Series Sustainable U.S. Market Fund	499,275	290,374	161,041	12,940	(789)	10,744	638,563	48,339
Fidelity Series Treasury Bill Index Fund	-	5,242	5,242	22	-	-	-	-
	1,754,877	1,029,405	577,425	62,875	(6,025)	35,803	2,236,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,008,915	1,008,915	-	-

Domestic Equity Funds	638,563	638,563	-	-

International Equity Funds	589,157	589,157	-	-
Total Investments in Securities:	2,236,635	2,236,635	-	-
Fidelity® Sustainable Target Date 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,089,063)	$2,236,635

Total Investment in Securities (cost $2,089,063)		$2,236,635
Cash		1
Receivable for investments sold		25,634
Receivable for fund shares sold		150
Total assets		2,262,420
Liabilities
Payable for investments purchased	$25,783
Accrued management fee	746
Distribution and service plan fees payable	183
Total liabilities		26,712
Net Assets		$2,235,708
Net Assets consist of:
Paid in capital		$2,109,023
Total accumulated earnings (loss)		126,685
Net Assets		$2,235,708

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($149,854 ÷ 13,420 shares)(a)		$11.17
Maximum offering price per share (100/94.25 of $11.17)		$11.85
Class M :
Net Asset Value and redemption price per share ($111,612 ÷ 10,000 shares)(a)		$11.16
Maximum offering price per share (100/96.50 of $11.16)		$11.56
Class C :
Net Asset Value and offering price per share ($125,010 ÷ 11,218 shares)(a)		$11.14
Fidelity Sustainable Target Date 2025 Fund :
Net Asset Value, offering price and redemption price per share ($931,690 ÷ 83,370 shares)		$11.18
Class K :
Net Asset Value, offering price and redemption price per share ($116,605 ÷ 10,429 shares)		$11.18
Class K6 :
Net Asset Value, offering price and redemption price per share ($487,420 ÷ 43,599 shares)		$11.18
Class I :
Net Asset Value, offering price and redemption price per share ($201,705 ÷ 18,060 shares)		$11.17
Class Z :
Net Asset Value, offering price and redemption price per share ($111,812 ÷ 10,000 shares)		$11.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$57,466
Expenses
Management fee	$8,026
Distribution and service plan fees	2,026
Independent trustees' fees and expenses	5
Total expenses before reductions	10,057
Expense reductions	(7)
Total expenses after reductions		10,050
Net Investment income (loss)		47,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(6,025)
Capital gain distributions from underlying funds:
Affiliated issuers	5,409
Total net realized gain (loss)		(616)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	35,803
Total change in net unrealized appreciation (depreciation)		35,803
Net gain (loss)		35,187
Net increase (decrease) in net assets resulting from operations		$82,603
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,416	$25,719
Net realized gain (loss)	(616)	(22,809)
Change in net unrealized appreciation (depreciation)	35,803	111,769
Net increase (decrease) in net assets resulting from operations	82,603	114,679
Distributions to shareholders	(48,269)	(22,328)

Share transactions - net increase (decrease)	447,053	1,661,970
Total increase (decrease) in net assets	481,387	1,754,321

Net Assets
Beginning of period	1,754,321	-
End of period	$2,235,708	$1,754,321

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2025 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.18
Net realized and unrealized gain (loss)	.25	.90
Total from investment operations	.49	1.08
Distributions from net investment income	(.22)	(.17)
Distributions from net realized gain	(.01)	-
Total distributions	(.23)	(.17)
Net asset value, end of period	$11.17	$10.91
Total Return D,E,F	4.49%	10.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70%	.70% I
Expenses net of fee waivers, if any	.70%	.70% I
Expenses net of all reductions	.70%	.70% I
Net investment income (loss)	2.12%	1.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$150	$128
Portfolio turnover rate J	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.16
Net realized and unrealized gain (loss)	.25	.90
Total from investment operations	.46	1.06
Distributions from net investment income	(.19)	(.16)
Distributions from net realized gain	(.01)	-
Total distributions	(.20)	(.16)
Net asset value, end of period	$11.16	$10.90
Total Return D,E,F	4.23%	10.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.95%	.95% I
Expenses net of fee waivers, if any	.95%	.95% I
Expenses net of all reductions	.95%	.95% I
Net investment income (loss)	1.88%	1.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$109
Portfolio turnover rate J	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.11
Net realized and unrealized gain (loss)	.25	.90
Total from investment operations	.40	1.01
Distributions from net investment income	(.14)	(.12)
Distributions from net realized gain	(.01)	-
Total distributions	(.15)	(.12)
Net asset value, end of period	$11.14	$10.89
Total Return D,E,F	3.64%	10.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.45%	1.45% I
Expenses net of fee waivers, if any	1.45%	1.45% I
Expenses net of all reductions	1.45%	1.45% I
Net investment income (loss)	1.37%	1.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$125	$109
Portfolio turnover rate J	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.20
Net realized and unrealized gain (loss)	.25	.90
Total from investment operations	.52	1.10
Distributions from net investment income	(.25)	(.18)
Distributions from net realized gain	(.01)	-
Total distributions	(.26)	(.18)
Net asset value, end of period	$11.18	$10.92
Total Return D,E	4.81%	11.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.45% H
Expenses net of all reductions	.45%	.45% H
Net investment income (loss)	2.37%	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$932	$653
Portfolio turnover rate I	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.21
Net realized and unrealized gain (loss)	.25	.90
Total from investment operations	.53	1.11
Distributions from net investment income	(.25)	(.19)
Distributions from net realized gain	(.01)	-
Total distributions	(.27) D	(.19)
Net asset value, end of period	$11.18	$10.92
Total Return E,F	4.85%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.35% I
Expenses net of fee waivers, if any	.35%	.35% I
Expenses net of all reductions	.35%	.35% I
Net investment income (loss)	2.47%	2.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$111
Portfolio turnover rate J	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.22
Net realized and unrealized gain (loss)	.26	.90
Total from investment operations	.54	1.12
Distributions from net investment income	(.27)	(.20)
Distributions from net realized gain	(.01)	-
Total distributions	(.28)	(.20)
Net asset value, end of period	$11.18	$10.92
Total Return D,E	4.99%	11.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25% H
Expenses net of fee waivers, if any	.25%	.25% H
Expenses net of all reductions	.25%	.25% H
Net investment income (loss)	2.53%	2.44% H
Supplemental Data
Net assets, end of period (000 omitted)	$487	$317
Portfolio turnover rate I	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.20
Net realized and unrealized gain (loss)	.24	.91
Total from investment operations	.51	1.11
Distributions from net investment income	(.25)	(.19)
Distributions from net realized gain	(.01)	-
Total distributions	(.26)	(.19)
Net asset value, end of period	$11.17	$10.92
Total Return D,E	4.73%	11.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.45% H
Expenses net of all reductions	.45%	.45% H
Net investment income (loss)	2.37%	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$202	$109
Portfolio turnover rate I	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.21
Net realized and unrealized gain (loss)	.25	.90
Total from investment operations	.53	1.11
Distributions from net investment income	(.25)	(.19)
Distributions from net realized gain	(.01)	-
Total distributions	(.27) D	(.19)
Net asset value, end of period	$11.18	$10.92
Total Return E,F	4.85%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.35% I
Expenses net of fee waivers, if any	.35%	.35% I
Expenses net of all reductions	.35%	.35% I
Net investment income (loss)	2.48%	2.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$109
Portfolio turnover rate J	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 38.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	61,719	478,325
Fidelity Series International Developed Markets Bond Index Fund (a)	27,719	238,661
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,034	491,470
Fidelity Series Sustainable Investment Grade Bond Fund (a)	150,241	1,461,850
TOTAL BOND FUNDS (Cost $2,657,887)		2,670,306

Domestic Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,103,886)	170,608	2,253,736

International Equity Funds - 29.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	56,972	642,641
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	115,105	1,363,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,870,900)		2,006,630

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,632,673)	6,930,672
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,179)
NET ASSETS - 100.0%	6,927,493

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	207,231	344,426	80,669	11,701	(1,887)	9,224	478,325	61,719
Fidelity Series International Developed Markets Bond Index Fund	134,660	251,289	142,639	8,031	(2,204)	(2,445)	238,661	27,719
Fidelity Series Long-Term Treasury Bond Index Fund	202,966	390,060	98,156	10,768	(2,909)	(491)	491,470	89,034
Fidelity Series Sustainable Emerging Markets Fund	324,180	500,051	191,967	13,254	(3,586)	13,963	642,641	56,972
Fidelity Series Sustainable Investment Grade Bond Fund	782,336	1,011,444	338,671	50,426	(1,308)	8,049	1,461,850	150,241
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	683,211	919,105	272,504	24,725	(2,444)	36,621	1,363,989	115,105
Fidelity Series Sustainable U.S. Market Fund	1,119,486	1,624,560	460,886	41,879	(14,966)	(14,458)	2,253,736	170,608
Fidelity Series Treasury Bill Index Fund	-	11,874	11,874	47	-	-	-	-
	3,454,070	5,052,809	1,597,366	160,831	(29,304)	50,463	6,930,672

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,670,306	2,670,306	-	-

Domestic Equity Funds	2,253,736	2,253,736	-	-

International Equity Funds	2,006,630	2,006,630	-	-
Total Investments in Securities:	6,930,672	6,930,672	-	-
Fidelity® Sustainable Target Date 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,632,673)	$6,930,672

Total Investment in Securities (cost $6,632,673)		$6,930,672
Receivable for investments sold		67,268
Receivable for fund shares sold		44,413
Total assets		7,042,353
Liabilities
Payable for investments purchased	$99,749
Payable for fund shares redeemed	11,932
Accrued management fee	2,600
Distribution and service plan fees payable	579
Total liabilities		114,860
Net Assets		$6,927,493
Net Assets consist of:
Paid in capital		$6,646,676
Total accumulated earnings (loss)		280,817
Net Assets		$6,927,493

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,054,697 ÷ 92,751 shares)(a)		$11.37
Maximum offering price per share (100/94.25 of $11.37)		$12.06
Class M :
Net Asset Value and redemption price per share ($612,449 ÷ 53,944 shares)(a)		$11.35
Maximum offering price per share (100/96.50 of $11.35)		$11.76
Class C :
Net Asset Value and offering price per share ($119,193 ÷ 10,479 shares)(a)		$11.37
Fidelity Sustainable Target Date 2030 Fund :
Net Asset Value, offering price and redemption price per share ($3,951,629 ÷ 346,919 shares)		$11.39
Class K :
Net Asset Value, offering price and redemption price per share ($118,278 ÷ 10,357 shares)		$11.42
Class K6 :
Net Asset Value, offering price and redemption price per share ($691,407 ÷ 60,567 shares)		$11.42
Class I :
Net Asset Value, offering price and redemption price per share ($252,872 ÷ 22,157 shares)		$11.41
Class Z :
Net Asset Value, offering price and redemption price per share ($126,968 ÷ 11,118 shares)		$11.42
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$143,142
Expenses
Management fee	$22,240
Distribution and service plan fees	5,131
Independent trustees' fees and expenses	12
Total expenses before reductions	27,383
Expense reductions	(7)
Total expenses after reductions		27,376
Net Investment income (loss)		115,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(29,304)
Capital gain distributions from underlying funds:
Affiliated issuers	17,689
Total net realized gain (loss)		(11,615)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	50,463
Total change in net unrealized appreciation (depreciation)		50,463
Net gain (loss)		38,848
Net increase (decrease) in net assets resulting from operations		$154,614
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$115,766	$37,261
Net realized gain (loss)	(11,615)	(9,085)
Change in net unrealized appreciation (depreciation)	50,463	247,536
Net increase (decrease) in net assets resulting from operations	154,614	275,712
Distributions to shareholders	(117,823)	(31,687)

Share transactions - net increase (decrease)	3,437,885	3,208,792
Total increase (decrease) in net assets	3,474,676	3,452,817

Net Assets
Beginning of period	3,452,817	-
End of period	$6,927,493	$3,452,817

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2030 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.19
Net realized and unrealized gain (loss)	.25	1.05
Total from investment operations	.49	1.24
Distributions from net investment income	(.20)	(.14)
Distributions from net realized gain	(.02)	-
Total distributions	(.22)	(.14)
Net asset value, end of period	$11.37	$11.10
Total Return D,E,F	4.43%	12.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71%	.72% I,J
Expenses net of fee waivers, if any	.71%	.72% I,J
Expenses net of all reductions	.71%	.72% I,J
Net investment income (loss)	2.10%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,055	$533
Portfolio turnover rate K	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.16
Net realized and unrealized gain (loss)	.25	1.06
Total from investment operations	.46	1.22
Distributions from net investment income	(.19)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.21)	(.12)
Net asset value, end of period	$11.35	$11.10
Total Return D,E,F	4.19%	12.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I	.96% J
Expenses net of fee waivers, if any	.97 % I	.96% J
Expenses net of all reductions	.97% I	.96% J
Net investment income (loss)	1.85%	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$612	$121
Portfolio turnover rate K	31%	62% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.12
Net realized and unrealized gain (loss)	.25	1.05
Total from investment operations	.41	1.17
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.12)	(.09)
Net asset value, end of period	$11.37	$11.08
Total Return D,E,F	3.69%	11.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.46%	1.46% I
Expenses net of fee waivers, if any	1.46%	1.46% I
Expenses net of all reductions	1.46%	1.46% I
Net investment income (loss)	1.36%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$119	$115
Portfolio turnover rate J	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.21
Net realized and unrealized gain (loss)	.25	1.06
Total from investment operations	.52	1.27
Distributions from net investment income	(.22)	(.16)
Distributions from net realized gain	(.02)	-
Total distributions	(.24)	(.16)
Net asset value, end of period	$11.39	$11.11
Total Return D,E	4.70%	12.75%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46%	.47% H,I
Expenses net of fee waivers, if any	.46%	.47% H,I
Expenses net of all reductions	.46%	.47% H,I
Net investment income (loss)	2.36%	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,952	$1,769
Portfolio turnover rate J	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.22
Net realized and unrealized gain (loss)	.26	1.05
Total from investment operations	.54	1.27
Distributions from net investment income	(.22)	(.15)
Distributions from net realized gain	(.02)	-
Total distributions	(.24)	(.15)
Net asset value, end of period	$11.42	$11.12
Total Return D,E	4.85%	12.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36%	.36% H
Expenses net of fee waivers, if any	.36%	.36% H
Expenses net of all reductions	.36%	.36% H
Net investment income (loss)	2.46%	2.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$118	$113
Portfolio turnover rate I	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.23
Net realized and unrealized gain (loss)	.29	1.05
Total from investment operations	.56	1.28
Distributions from net investment income	(.24)	(.16)
Distributions from net realized gain	(.02)	-
Total distributions	(.26)	(.16)
Net asset value, end of period	$11.42	$11.12
Total Return D,E	5.02%	12.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.26% H
Expenses net of fee waivers, if any	.26%	.26% H
Expenses net of all reductions	.26%	.26% H
Net investment income (loss)	2.32%	2.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$691	$443
Portfolio turnover rate I	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.21
Net realized and unrealized gain (loss)	.26	1.05
Total from investment operations	.53	1.26
Distributions from net investment income	(.21)	(.15)
Distributions from net realized gain	(.02)	-
Total distributions	(.23)	(.15)
Net asset value, end of period	$11.41	$11.11
Total Return D,E	4.76%	12.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46%	.46% H
Expenses net of fee waivers, if any	.46%	.46% H
Expenses net of all reductions	.46%	.46% H
Net investment income (loss)	2.36%	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$253	$136
Portfolio turnover rate I	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.22
Net realized and unrealized gain (loss)	.26	1.05
Total from investment operations	.54	1.27
Distributions from net investment income	(.22)	(.15)
Distributions from net realized gain	(.02)	-
Total distributions	(.24)	(.15)
Net asset value, end of period	$11.42	$11.12
Total Return D,E	4.85%	12.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36%	.36% H
Expenses net of fee waivers, if any	.36%	.36% H
Expenses net of all reductions	.36%	.36% H
Net investment income (loss)	2.46%	2.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$127	$111
Portfolio turnover rate I	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 29.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	18,626	144,351
Fidelity Series International Developed Markets Bond Index Fund (a)	18,415	158,555
Fidelity Series Long-Term Treasury Bond Index Fund (a)	72,774	401,713
Fidelity Series Sustainable Investment Grade Bond Fund (a)	88,335	859,503
TOTAL BOND FUNDS (Cost $1,558,391)		1,564,122

Domestic Equity Funds - 38.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,860,943)	154,202	2,037,011

International Equity Funds - 32.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	48,991	552,618
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	100,573	1,191,795
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,616,158)		1,744,413

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,035,492)	5,345,546
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,163)
NET ASSETS - 100.0%	5,343,383

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	63,930	113,125	35,312	3,429	(350)	2,958	144,351	18,626
Fidelity Series International Developed Markets Bond Index Fund	106,895	171,936	117,396	5,612	(1,487)	(1,393)	158,555	18,415
Fidelity Series Long-Term Treasury Bond Index Fund	218,421	298,268	112,557	9,774	(5,985)	3,566	401,713	72,774
Fidelity Series Sustainable Emerging Markets Fund	367,873	363,266	198,117	11,150	(1,456)	21,052	552,618	48,991
Fidelity Series Sustainable Investment Grade Bond Fund	560,297	577,195	284,018	31,707	(3,274)	9,303	859,503	88,335
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	797,203	707,532	350,069	21,306	(881)	38,010	1,191,795	100,573
Fidelity Series Sustainable U.S. Market Fund	1,356,025	1,279,572	596,670	37,657	(15,792)	13,876	2,037,011	154,202
Fidelity Series Treasury Bill Index Fund	-	10,815	10,815	44	-	-	-	-
	3,470,644	3,521,709	1,704,954	120,679	(29,225)	87,372	5,345,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,564,122	1,564,122	-	-

Domestic Equity Funds	2,037,011	2,037,011	-	-

International Equity Funds	1,744,413	1,744,413	-	-
Total Investments in Securities:	5,345,546	5,345,546	-	-
Fidelity® Sustainable Target Date 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,035,492)	$5,345,546

Total Investment in Securities (cost $5,035,492)		$5,345,546
Cash		1
Receivable for investments sold		58,008
Receivable for fund shares sold		32,702
Total assets		5,436,257
Liabilities
Payable for investments purchased	$82,329
Payable for fund shares redeemed	8,382
Accrued management fee	1,929
Distribution and service plan fees payable	234
Total liabilities		92,874
Net Assets		$5,343,383
Net Assets consist of:
Paid in capital		$5,048,722
Total accumulated earnings (loss)		294,661
Net Assets		$5,343,383

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($235,041 ÷ 20,080 shares)(a)		$11.71
Maximum offering price per share (100/94.25 of $11.71)		$12.42
Class M :
Net Asset Value and redemption price per share ($146,557 ÷ 12,514 shares)(a)		$11.71
Maximum offering price per share (100/96.50 of $11.71)		$12.13
Class C :
Net Asset Value and offering price per share ($157,938 ÷ 13,525 shares)(a)		$11.68
Fidelity Sustainable Target Date 2035 Fund :
Net Asset Value, offering price and redemption price per share ($2,756,777 ÷ 235,503 shares)		$11.71
Class K :
Net Asset Value, offering price and redemption price per share ($121,297 ÷ 10,340 shares)		$11.73
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,657,027 ÷ 141,297 shares)		$11.73
Class I :
Net Asset Value, offering price and redemption price per share ($117,441 ÷ 10,001 shares)		$11.74
Class Z :
Net Asset Value, offering price and redemption price per share ($151,305 ÷ 12,897 shares)		$11.73
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$104,668
Expenses
Management fee	$17,388
Distribution and service plan fees	2,440
Independent trustees' fees and expenses	11
Total expenses before reductions	19,839
Expense reductions	(7)
Total expenses after reductions		19,832
Net Investment income (loss)		84,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(29,225)
Capital gain distributions from underlying funds:
Affiliated issuers	16,011
Total net realized gain (loss)		(13,214)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	87,372
Total change in net unrealized appreciation (depreciation)		87,372
Net gain (loss)		74,158
Net increase (decrease) in net assets resulting from operations		$158,994
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,836	$23,421
Net realized gain (loss)	(13,214)	37
Change in net unrealized appreciation (depreciation)	87,372	222,682
Net increase (decrease) in net assets resulting from operations	158,994	246,140
Distributions to shareholders	(89,945)	(20,529)

Share transactions - net increase (decrease)	1,804,691	3,244,032
Total increase (decrease) in net assets	1,873,740	3,469,643

Net Assets
Beginning of period	3,469,643	-
End of period	$5,343,383	$3,469,643

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2035 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.14
Net realized and unrealized gain (loss)	.32	1.38
Total from investment operations	.52	1.52
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.20) D	(.13)
Net asset value, end of period	$11.71	$11.39
Total Return E,F,G	4.61%	15.23%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.72%	.73% J,K
Expenses net of fee waivers, if any	.72%	.73% J,K
Expenses net of all reductions	.72%	.73% J,K
Net investment income (loss)	1.67%	1.54% K
Supplemental Data
Net assets, end of period (000 omitted)	$235	$175
Portfolio turnover rate L	39%	34% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.12
Net realized and unrealized gain (loss)	.32	1.37
Total from investment operations	.49	1.49
Distributions from net investment income	(.14)	(.10)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.16)	(.11)
Net asset value, end of period	$11.71	$11.38
Total Return D,E,F	4.33%	14.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97%	.97% I
Expenses net of fee waivers, if any	.97%	.97% I
Expenses net of all reductions	.97%	.97% I
Net investment income (loss)	1.43%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$147	$114
Portfolio turnover rate J	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.07
Net realized and unrealized gain (loss)	.32	1.38
Total from investment operations	.43	1.45
Distributions from net investment income	(.10)	(.07)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.12)	(.08)
Net asset value, end of period	$11.68	$11.37
Total Return D,E,F	3.77%	14.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.47%	1.47% I
Expenses net of fee waivers, if any	1.47%	1.47% I
Expenses net of all reductions	1.47%	1.47% I
Net investment income (loss)	.92%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$158	$114
Portfolio turnover rate J	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.17
Net realized and unrealized gain (loss)	.33	1.37
Total from investment operations	.56	1.54
Distributions from net investment income	(.21)	(.15)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.24)	(.15) D
Net asset value, end of period	$11.71	$11.39
Total Return E,F	4.89%	15.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.48% I,J
Expenses net of fee waivers, if any	.47%	.48% I,J
Expenses net of all reductions	.47%	.47% I,J
Net investment income (loss)	1.92%	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,757	$1,177
Portfolio turnover rate K	39%	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.18
Net realized and unrealized gain (loss)	.32	1.37
Total from investment operations	.56	1.55
Distributions from net investment income	(.21)	(.14)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.23) D	(.15)
Net asset value, end of period	$11.73	$11.40
Total Return E,F	4.95%	15.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37%	.37% I
Expenses net of fee waivers, if any	.37%	.37% I
Expenses net of all reductions	.37%	.37% I
Net investment income (loss)	2.03%	1.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$121	$116
Portfolio turnover rate J	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.19
Net realized and unrealized gain (loss)	.32	1.38
Total from investment operations	.57	1.57
Distributions from net investment income	(.23)	(.15)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.25) D	(.16)
Net asset value, end of period	$11.73	$11.41
Total Return E,F	5.03%	15.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.27%	.28% I,J
Expenses net of fee waivers, if any	.27%	.28% I,J
Expenses net of all reductions	.27%	.28% I,J
Net investment income (loss)	2.08%	1.99% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,657	$1,292
Portfolio turnover rate K	39%	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.17
Net realized and unrealized gain (loss)	.32	1.37
Total from investment operations	.55	1.54
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.21)	(.14) D
Net asset value, end of period	$11.74	$11.40
Total Return E,F	4.79%	15.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.48% I,J
Expenses net of fee waivers, if any	.47%	.48% I,J
Expenses net of all reductions	.47%	.48% I,J
Net investment income (loss)	1.93%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$254
Portfolio turnover rate K	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.18
Net realized and unrealized gain (loss)	.32	1.37
Total from investment operations	.56	1.55
Distributions from net investment income	(.21)	(.14)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.23) D	(.15)
Net asset value, end of period	$11.73	$11.40
Total Return E,F	4.95%	15.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37%	.37% I
Expenses net of fee waivers, if any	.37%	.37% I
Expenses net of all reductions	.37%	.37% I
Net investment income (loss)	2.03%	1.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$151	$114
Portfolio turnover rate J	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 14.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	13,891	107,659
Fidelity Series International Developed Markets Bond Index Fund (a)	8,135	70,044
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107,295	592,268
Fidelity Series Sustainable Investment Grade Bond Fund (a)	36,174	351,973
TOTAL BOND FUNDS (Cost $1,116,246)		1,121,944

Domestic Equity Funds - 47.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,420,522)	275,978	3,645,673

International Equity Funds - 38.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	82,860	934,663
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	173,240	2,052,891
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,791,877)		2,987,554

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,328,645)	7,755,171
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,139)
NET ASSETS - 100.0%	7,752,032

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	42,515	80,023	16,974	2,536	(44)	2,139	107,659	13,891
Fidelity Series International Developed Markets Bond Index Fund	33,507	154,840	116,621	3,226	(1,441)	(241)	70,044	8,135
Fidelity Series Long-Term Treasury Bond Index Fund	222,524	469,502	98,628	12,767	(4,572)	3,442	592,268	107,295
Fidelity Series Sustainable Emerging Markets Fund	424,975	682,535	200,763	17,130	(3,585)	31,501	934,663	82,860
Fidelity Series Sustainable Investment Grade Bond Fund	171,510	357,463	180,716	11,478	(763)	4,479	351,973	36,174
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	945,233	1,369,587	321,095	33,649	(3,399)	62,565	2,052,891	173,240
Fidelity Series Sustainable U.S. Market Fund	1,663,319	2,539,929	546,931	61,981	(9,931)	(713)	3,645,673	275,978
Fidelity Series Treasury Bill Index Fund	-	12,547	12,547	49	-	-	-	-
	3,503,583	5,666,426	1,494,275	142,816	(23,735)	103,172	7,755,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,121,944	1,121,944	-	-

Domestic Equity Funds	3,645,673	3,645,673	-	-

International Equity Funds	2,987,554	2,987,554	-	-
Total Investments in Securities:	7,755,171	7,755,171	-	-
Fidelity® Sustainable Target Date 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,328,645)	$7,755,171

Total Investment in Securities (cost $7,328,645)		$7,755,171
Receivable for investments sold		134,784
Receivable for fund shares sold		2,946
Total assets		7,892,901
Liabilities
Payable for investments purchased	$111,307
Payable for fund shares redeemed	26,427
Accrued management fee	2,893
Distribution and service plan fees payable	242
Total liabilities		140,869
Net Assets		$7,752,032
Net Assets consist of:
Paid in capital		$7,333,888
Total accumulated earnings (loss)		418,144
Net Assets		$7,752,032

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($360,473 ÷ 29,810 shares)(a)		$12.09
Maximum offering price per share (100/94.25 of $12.09)		$12.83
Class M :
Net Asset Value and redemption price per share ($148,689 ÷ 12,292 shares)(a)		$12.10
Maximum offering price per share (100/96.50 of $12.10)		$12.54
Class C :
Net Asset Value and offering price per share ($122,191 ÷ 10,129 shares)(a)		$12.06
Fidelity Sustainable Target Date 2040 Fund :
Net Asset Value, offering price and redemption price per share ($5,520,761 ÷ 456,302 shares)		$12.10
Class K :
Net Asset Value, offering price and redemption price per share ($124,613 ÷ 10,268 shares)		$12.14
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,209,304 ÷ 99,674 shares)		$12.13
Class I :
Net Asset Value, offering price and redemption price per share ($142,865 ÷ 11,775 shares)		$12.13
Class Z :
Net Asset Value, offering price and redemption price per share ($123,136 ÷ 10,147 shares)		$12.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$116,475
Expenses
Management fee	$25,445
Distribution and service plan fees	2,703
Independent trustees' fees and expenses	14
Total expenses before reductions	28,162
Expense reductions	(7)
Total expenses after reductions		28,155
Net Investment income (loss)		88,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(23,735)
Capital gain distributions from underlying funds:
Affiliated issuers	26,341
Total net realized gain (loss)		2,606
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	103,172
Total change in net unrealized appreciation (depreciation)		103,172
Net gain (loss)		105,778
Net increase (decrease) in net assets resulting from operations		$194,098
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,320	$20,212
Net realized gain (loss)	2,606	(436)
Change in net unrealized appreciation (depreciation)	103,172	323,354
Net increase (decrease) in net assets resulting from operations	194,098	343,130
Distributions to shareholders	(98,719)	(20,366)

Share transactions - net increase (decrease)	4,154,252	3,179,637
Total increase (decrease) in net assets	4,249,631	3,502,401

Net Assets
Beginning of period	3,502,401	-
End of period	$7,752,032	$3,502,401

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2040 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.11
Net realized and unrealized gain (loss)	.38	1.72
Total from investment operations	.54	1.83
Distributions from net investment income	(.15)	(.10)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.17)	(.11)
Net asset value, end of period	$12.09	$11.72
Total Return D,E,F	4.61%	18.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	.74% I,J
Expenses net of fee waivers, if any	.73%	.74% I,J
Expenses net of all reductions	.73%	.74% I,J
Net investment income (loss)	1.34%	1.19% J
Supplemental Data
Net assets, end of period (000 omitted)	$360	$306
Portfolio turnover rate K	26%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.09
Net realized and unrealized gain (loss)	.39	1.71
Total from investment operations	.52	1.80
Distributions from net investment income	(.13)	(.07)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.15)	(.07) D
Net asset value, end of period	$12.10	$11.73
Total Return E,F,G	4.39%	18.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98%	.98% J
Expenses net of fee waivers, if any	.98%	.98% J
Expenses net of all reductions	.98%	.98% J
Net investment income (loss)	1.09%	.94% J
Supplemental Data
Net assets, end of period (000 omitted)	$149	$129
Portfolio turnover rate K	26%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.04
Net realized and unrealized gain (loss)	.38	1.71
Total from investment operations	.45	1.75
Distributions from net investment income	(.08)	(.03)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.10)	(.04)
Net asset value, end of period	$12.06	$11.71
Total Return D,E,F	3.81%	17.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48%	1.48% I
Expenses net of fee waivers, if any	1.48%	1.48% I
Expenses net of all reductions	1.48%	1.48% I
Net investment income (loss)	.59%	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$122	$117
Portfolio turnover rate J	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.14
Net realized and unrealized gain (loss)	.38	1.71
Total from investment operations	.57	1.85
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.20)	(.12) D
Net asset value, end of period	$12.10	$11.73
Total Return E,F	4.88%	18.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48%	.49% I,J
Expenses net of fee waivers, if any	.48%	.49% I,J
Expenses net of all reductions	.48%	.49% I,J
Net investment income (loss)	1.59%	1.44% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,521	$1,854
Portfolio turnover rate K	26%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.15
Net realized and unrealized gain (loss)	.38	1.71
Total from investment operations	.59	1.86
Distributions from net investment income	(.18)	(.11)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.20)	(.11) D
Net asset value, end of period	$12.14	$11.75
Total Return E,F	5.03%	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.38% I
Expenses net of fee waivers, if any	.38%	.38% I
Expenses net of all reductions	.38%	.38% I
Net investment income (loss)	1.69%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$125	$119
Portfolio turnover rate J	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.16
Net realized and unrealized gain (loss)	.40	1.71
Total from investment operations	.60	1.87
Distributions from net investment income	(.20)	(.11)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.22)	(.12)
Net asset value, end of period	$12.13	$11.75
Total Return D,E	5.10%	18.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28% H
Expenses net of fee waivers, if any	.28%	.28% H
Expenses net of all reductions	.28%	.28% H
Net investment income (loss)	1.63%	1.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,209	$608
Portfolio turnover rate I	26%	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.14
Net realized and unrealized gain (loss)	.37	1.72
Total from investment operations	.57	1.86
Distributions from net investment income	(.17)	(.10)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.19)	(.11)
Net asset value, end of period	$12.13	$11.75
Total Return D,E	4.84%	18.62%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48% H
Expenses net of all reductions	.48%	.48% H
Net investment income (loss)	1.59%	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$143	$134
Portfolio turnover rate I	26%	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.15
Net realized and unrealized gain (loss)	.38	1.71
Total from investment operations	.59	1.86
Distributions from net investment income	(.18)	(.11)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.20)	(.11) D
Net asset value, end of period	$12.14	$11.75
Total Return E,F	5.03%	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.38% I
Expenses net of fee waivers, if any	.38%	.38% I
Expenses net of all reductions	.38%	.38% I
Net investment income (loss)	1.69%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$123	$117
Portfolio turnover rate J	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	93	724
Fidelity Series Long-Term Treasury Bond Index Fund (a)	90,094	497,321
Fidelity Series Sustainable Investment Grade Bond Fund (a)	296	2,884
TOTAL BOND FUNDS (Cost $506,025)		500,929

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,477,071)	278,454	3,678,379

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	81,268	916,707
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	172,736	2,046,922
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,811,540)		2,963,629

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,794,636)	7,142,937
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,897)
NET ASSETS - 100.0%	7,140,040

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,369	47,645	83,550	1,059	267	(7)	724	93
Fidelity Series International Developed Markets Bond Index Fund	-	74,313	73,036	1,095	(1,277)	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	190,411	455,116	142,112	10,696	(5,294)	(800)	497,321	90,094
Fidelity Series Sustainable Emerging Markets Fund	380,943	729,478	204,030	18,405	(5,731)	16,047	916,707	81,268
Fidelity Series Sustainable Investment Grade Bond Fund	15,836	23,989	36,665	174	(59)	(217)	2,884	296
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	855,247	1,446,076	292,517	36,797	(5,982)	44,098	2,046,922	172,736
Fidelity Series Sustainable U.S. Market Fund	1,519,440	2,657,952	477,673	67,090	(5,293)	(16,047)	3,678,379	278,454
Fidelity Series Treasury Bill Index Fund	-	11,474	11,474	45	-	-	-	-
	2,998,246	5,446,043	1,321,057	135,361	(23,369)	43,074	7,142,937

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	500,929	500,929	-	-

Domestic Equity Funds	3,678,379	3,678,379	-	-

International Equity Funds	2,963,629	2,963,629	-	-
Total Investments in Securities:	7,142,937	7,142,937	-	-
Fidelity® Sustainable Target Date 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,794,636)	$7,142,937

Total Investment in Securities (cost $6,794,636)		$7,142,937
Receivable for investments sold		116,770
Receivable for fund shares sold		7,199
Total assets		7,266,906
Liabilities
Payable for investments purchased	$123,968
Accrued management fee	2,666
Distribution and service plan fees payable	232
Total liabilities		126,866
Net Assets		$7,140,040
Net Assets consist of:
Paid in capital		$6,803,469
Total accumulated earnings (loss)		336,571
Net Assets		$7,140,040

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($301,121 ÷ 24,682 shares)(a)		$12.20
Maximum offering price per share (100/94.25 of $12.20)		$12.94
Class M :
Net Asset Value and redemption price per share ($134,543 ÷ 11,025 shares)(a)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C :
Net Asset Value and offering price per share ($128,360 ÷ 10,551 shares)(a)		$12.17
Fidelity Sustainable Target Date 2045 Fund :
Net Asset Value, offering price and redemption price per share ($5,164,131 ÷ 423,036 shares)		$12.21
Class K :
Net Asset Value, offering price and redemption price per share ($125,630 ÷ 10,261 shares)		$12.24
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,035,658 ÷ 84,614 shares)		$12.24
Class I :
Net Asset Value, offering price and redemption price per share ($128,163 ÷ 10,474 shares)		$12.24
Class Z :
Net Asset Value, offering price and redemption price per share ($122,434 ÷ 10,000 shares)		$12.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$107,234
Expenses
Management fee	$23,323
Distribution and service plan fees	2,489
Independent trustees' fees and expenses	12
Total expenses before reductions	25,824
Expense reductions	(7)
Total expenses after reductions		25,817
Net Investment income (loss)		81,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(23,369)
Capital gain distributions from underlying funds:
Affiliated issuers	28,127
Total net realized gain (loss)		4,758
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	43,074
Total change in net unrealized appreciation (depreciation)		43,074
Net gain (loss)		47,832
Net increase (decrease) in net assets resulting from operations		$129,249
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,417	$18,939
Net realized gain (loss)	4,758	(4,594)
Change in net unrealized appreciation (depreciation)	43,074	305,227
Net increase (decrease) in net assets resulting from operations	129,249	319,572
Distributions to shareholders	(92,814)	(19,437)

Share transactions - net increase (decrease)	4,106,394	2,697,076
Total increase (decrease) in net assets	4,142,829	2,997,211

Net Assets
Beginning of period	2,997,211	-
End of period	$7,140,040	$2,997,211

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2045 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.10
Net realized and unrealized gain (loss)	.37	1.83
Total from investment operations	.54	1.93
Distributions from net investment income	(.16)	(.10)
Distributions from net realized gain	(.02)	-
Total distributions	(.17) D	(.10)
Net asset value, end of period	$12.20	$11.83
Total Return E,F,G	4.56%	19.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.74% J
Expenses net of fee waivers, if any	.74%	.74% J
Expenses net of all reductions	.74%	.74% J
Net investment income (loss)	1.41%	1.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$301	$124
Portfolio turnover rate K	25%	58% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.08
Net realized and unrealized gain (loss)	.37	1.82
Total from investment operations	.51	1.90
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.02)	-
Total distributions	(.13)	(.08)
Net asset value, end of period	$12.20	$11.82
Total Return D,E,F	4.29%	19.07%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	.99% I
Expenses net of fee waivers, if any	.99%	.99% I
Expenses net of all reductions	.99%	.99% I
Net investment income (loss)	1.16%	.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$135	$119
Portfolio turnover rate J	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.03
Net realized and unrealized gain (loss)	.38	1.82
Total from investment operations	.46	1.85
Distributions from net investment income	(.07)	(.05)
Distributions from net realized gain	(.02)	-
Total distributions	(.09)	(.05)
Net asset value, end of period	$12.17	$11.80
Total Return D,E,F	3.85%	18.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49%	1.49% I
Expenses net of fee waivers, if any	1.49%	1.49% I
Expenses net of all reductions	1.49%	1.49% I
Net investment income (loss)	.66%	.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate J	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.13
Net realized and unrealized gain (loss)	.37	1.81
Total from investment operations	.58	1.94
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.19)	(.12)
Net asset value, end of period	$12.21	$11.82
Total Return D,E	4.90%	19.53%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.50% H,I
Expenses net of fee waivers, if any	.49%	.50% H,I
Expenses net of all reductions	.49%	.50% H,I
Net investment income (loss)	1.66%	1.33% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,164	$1,416
Portfolio turnover rate J	25%	58% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.14
Net realized and unrealized gain (loss)	.36	1.82
Total from investment operations	.58	1.96
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.18) D	(.12)
Net asset value, end of period	$12.24	$11.84
Total Return E,F	4.92%	19.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39% I
Expenses net of all reductions	.39%	.39% I
Net investment income (loss)	1.76%	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$126	$120
Portfolio turnover rate J	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15
Net realized and unrealized gain (loss)	.42	1.82
Total from investment operations	.60	1.97
Distributions from net investment income	(.18)	(.13)
Distributions from net realized gain	(.03)	-
Total distributions	(.20) D	(.13)
Net asset value, end of period	$12.24	$11.84
Total Return E,F	5.09%	19.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.30% I,J
Expenses net of fee waivers, if any	.29%	.30% I,J
Expenses net of all reductions	.29%	.29% I,J
Net investment income (loss)	1.43%	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,036	$715
Portfolio turnover rate K	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.13
Net realized and unrealized gain (loss)	.37	1.83
Total from investment operations	.58	1.96
Distributions from net investment income	(.16)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.18)	(.12)
Net asset value, end of period	$12.24	$11.84
Total Return D,E	4.85%	19.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.49% H
Expenses net of fee waivers, if any	.49%	.49% H
Expenses net of all reductions	.49%	.49% H
Net investment income (loss)	1.66%	1.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$128	$149
Portfolio turnover rate I	25%	58% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.14
Net realized and unrealized gain (loss)	.36	1.82
Total from investment operations	.58	1.96
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.18) D	(.12)
Net asset value, end of period	$12.24	$11.84
Total Return E,F	4.92%	19.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39% I
Expenses net of all reductions	.39%	.39% I
Net investment income (loss)	1.76%	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$122	$118
Portfolio turnover rate J	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	100	773
Fidelity Series Long-Term Treasury Bond Index Fund (a)	96,115	530,552
Fidelity Series Sustainable Investment Grade Bond Fund (a)	316	3,078
TOTAL BOND FUNDS (Cost $538,388)		534,403

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,658,557)	297,069	3,924,280

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	86,707	978,053
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	184,290	2,183,835
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,949,721)		3,161,888

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,146,666)	7,620,571
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,073)
NET ASSETS - 100.0%	7,617,498

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	45,102	38,106	83,300	1,146	1,027	(162)	773	100
Fidelity Series International Developed Markets Bond Index Fund	-	77,659	76,392	1,098	(1,267)	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	235,859	436,628	139,829	11,612	(4,262)	2,156	530,552	96,115
Fidelity Series Sustainable Emerging Markets Fund	471,738	656,305	175,421	18,545	(3,217)	28,648	978,053	86,707
Fidelity Series Sustainable Investment Grade Bond Fund	19,474	26,591	42,669	204	(53)	(265)	3,078	316
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,059,071	1,308,174	245,659	37,080	(3,890)	66,139	2,183,835	184,290
Fidelity Series Sustainable U.S. Market Fund	1,881,641	2,467,111	411,208	67,892	(3,239)	(10,025)	3,924,280	297,069
Fidelity Series Treasury Bill Index Fund	-	12,832	12,832	50	-	-	-	-
	3,712,885	5,023,406	1,187,310	137,627	(14,901)	86,491	7,620,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	534,403	534,403	-	-

Domestic Equity Funds	3,924,280	3,924,280	-	-

International Equity Funds	3,161,888	3,161,888	-	-
Total Investments in Securities:	7,620,571	7,620,571	-	-
Fidelity® Sustainable Target Date 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,146,666)	$7,620,571

Total Investment in Securities (cost $7,146,666)		$7,620,571
Receivable for investments sold		114,801
Receivable for fund shares sold		29,220
Total assets		7,764,592
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	142,257
Payable for fund shares redeemed	1,765
Accrued management fee	2,832
Distribution and service plan fees payable	239
Total liabilities		147,094
Net Assets		$7,617,498
Net Assets consist of:
Paid in capital		$7,148,807
Total accumulated earnings (loss)		468,691
Net Assets		$7,617,498

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($164,814 ÷ 13,482 shares)(a)(b)		$12.23
Maximum offering price per share (100/94.25 of $12.23)		$12.98
Class M :
Net Asset Value and redemption price per share ($183,963 ÷ 15,072 shares)(a)		$12.21
Maximum offering price per share (100/96.50 of $12.21)		$12.65
Class C :
Net Asset Value and offering price per share ($154,225 ÷ 12,669 shares)(a)		$12.17
Fidelity Sustainable Target Date 2050 Fund :
Net Asset Value, offering price and redemption price per share ($5,558,370 ÷ 454,941 shares)		$12.22
Class K :
Net Asset Value, offering price and redemption price per share ($125,613 ÷ 10,255 shares)		$12.25
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,102,555 ÷ 90,024 shares)		$12.25
Class I :
Net Asset Value, offering price and redemption price per share ($205,469 ÷ 16,788 shares)		$12.24
Class Z :
Net Asset Value, offering price and redemption price per share ($122,489 ÷ 10,000 shares)		$12.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$108,981
Expenses
Management fee	$25,301
Distribution and service plan fees	2,479
Independent trustees' fees and expenses	14
Total expenses before reductions	27,794
Expense reductions	(7)
Total expenses after reductions		27,787
Net Investment income (loss)		81,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(14,901)
Capital gain distributions from underlying funds:
Affiliated issuers	28,646
Total net realized gain (loss)		13,745
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	86,491
Total change in net unrealized appreciation (depreciation)		86,491
Net gain (loss)		100,236
Net increase (decrease) in net assets resulting from operations		$181,430
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,194	$24,106
Net realized gain (loss)	13,745	(6,871)
Change in net unrealized appreciation (depreciation)	86,491	387,414
Net increase (decrease) in net assets resulting from operations	181,430	404,649
Distributions to shareholders	(92,429)	(24,959)

Share transactions - net increase (decrease)	3,816,943	3,331,864
Total increase (decrease) in net assets	3,905,944	3,711,554

Net Assets
Beginning of period	3,711,554	-
End of period	$7,617,498	$3,711,554

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2050 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.10
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.55	1.93
Distributions from net investment income	(.13)	(.10)
Distributions from net realized gain	(.01)	-
Total distributions	(.15) D	(.10)
Net asset value, end of period	$12.23	$11.83
Total Return E,F,G	4.60%	19.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.74% J
Expenses net of fee waivers, if any	.74%	.74% J
Expenses net of all reductions	.74%	.74% J
Net investment income (loss)	1.24%	1.07% J
Supplemental Data
Net assets, end of period (000 omitted)	$165	$136
Portfolio turnover rate K	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.08
Net realized and unrealized gain (loss)	.40	1.82
Total from investment operations	.52	1.90
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.01)	-
Total distributions	(.13) D	(.08)
Net asset value, end of period	$12.21	$11.82
Total Return E,F,G	4.35%	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	.99% J
Expenses net of fee waivers, if any	.99%	.99% J
Expenses net of all reductions	.99%	.99% J
Net investment income (loss)	.99%	.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$184	$118
Portfolio turnover rate K	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.03
Net realized and unrealized gain (loss)	.39	1.82
Total from investment operations	.45	1.85
Distributions from net investment income	(.06)	(.05)
Distributions from net realized gain	(.01)	-
Total distributions	(.08) D	(.05)
Net asset value, end of period	$12.17	$11.80
Total Return E,F,G	3.77%	18.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49%	1.50% J,K
Expenses net of fee waivers, if any	1.49%	1.50% J,K
Expenses net of all reductions	1.49%	1.49% J,K
Net investment income (loss)	.49%	.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$154	$118
Portfolio turnover rate L	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.40	1.82
Total from investment operations	.58	1.94
Distributions from net investment income	(.16)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.18)	(.12)
Net asset value, end of period	$12.22	$11.82
Total Return D,E	4.90%	19.51%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.50% H,I
Expenses net of fee waivers, if any	.49%	.50% H,I
Expenses net of all reductions	.49%	.50% H,I
Net investment income (loss)	1.49%	1.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,558	$2,069
Portfolio turnover rate J	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.13
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.59	1.96
Distributions from net investment income	(.16)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.18)	(.12)
Net asset value, end of period	$12.25	$11.84
Total Return D,E	4.96%	19.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39% H
Expenses net of all reductions	.39%	.39% H
Net investment income (loss)	1.59%	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$126	$120
Portfolio turnover rate I	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.14
Net realized and unrealized gain (loss)	.43	1.83
Total from investment operations	.61	1.97
Distributions from net investment income	(.17)	(.13)
Distributions from net realized gain	(.02)	-
Total distributions	(.20) D	(.13)
Net asset value, end of period	$12.25	$11.84
Total Return E,F	5.11%	19.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.29% I
Expenses net of fee waivers, if any	.29%	.29% I
Expenses net of all reductions	.29%	.29% I
Net investment income (loss)	1.48%	1.52% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,103	$760
Portfolio turnover rate J	21%	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.57	1.95
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.01)	-
Total distributions	(.17)	(.11)
Net asset value, end of period	$12.24	$11.84
Total Return D,E	4.82%	19.62%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.49% H
Expenses net of fee waivers, if any	.49%	.49% H
Expenses net of all reductions	.49%	.49% H
Net investment income (loss)	1.49%	1.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$205	$153
Portfolio turnover rate I	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.13
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.59	1.96
Distributions from net investment income	(.16)	(.12)
Distributions from net realized gain	(.02)	-
Total distributions	(.18)	(.12)
Net asset value, end of period	$12.25	$11.84
Total Return D,E	4.96%	19.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39% H
Expenses net of all reductions	.39%	.39% H
Net investment income (loss)	1.59%	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$122	$118
Portfolio turnover rate I	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	83	646
Fidelity Series Long-Term Treasury Bond Index Fund (a)	80,410	443,867
Fidelity Series Sustainable Investment Grade Bond Fund (a)	265	2,574
TOTAL BOND FUNDS (Cost $448,926)		447,087

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,052,688)	248,518	3,282,920

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	72,533	818,174
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	154,169	1,826,900
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,473,848)		2,645,074

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,975,462)	6,375,081
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,645)
NET ASSETS - 100.0%	6,372,436

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,121	36,931	73,112	1,056	859	(153)	646	83
Fidelity Series International Developed Markets Bond Index Fund	-	67,481	66,374	947	(1,107)	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	188,984	401,540	144,328	10,272	(5,529)	3,200	443,867	80,410
Fidelity Series Sustainable Emerging Markets Fund	378,027	620,113	201,711	15,918	(4,649)	26,394	818,174	72,533
Fidelity Series Sustainable Investment Grade Bond Fund	15,650	25,427	38,249	180	(40)	(214)	2,574	265
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	848,692	1,242,065	313,054	31,822	(4,168)	53,365	1,826,900	154,169
Fidelity Series Sustainable U.S. Market Fund	1,507,828	2,303,515	542,278	58,543	(147)	14,002	3,282,920	248,518
Fidelity Series Treasury Bill Index Fund	-	11,738	11,738	44	-	-	-	-
	2,975,302	4,708,810	1,390,844	118,782	(14,781)	96,594	6,375,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	447,087	447,087	-	-

Domestic Equity Funds	3,282,920	3,282,920	-	-

International Equity Funds	2,645,074	2,645,074	-	-
Total Investments in Securities:	6,375,081	6,375,081	-	-
Fidelity® Sustainable Target Date 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,975,462)	$6,375,081

Total Investment in Securities (cost $5,975,462)		$6,375,081
Receivable for investments sold		99,099
Receivable for fund shares sold		18,082
Total assets		6,492,262
Liabilities
Payable for investments purchased	$116,735
Payable for fund shares redeemed	453
Accrued management fee	2,408
Distribution and service plan fees payable	230
Total liabilities		119,826
Net Assets		$6,372,436
Net Assets consist of:
Paid in capital		$5,975,533
Total accumulated earnings (loss)		396,903
Net Assets		$6,372,436

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($142,126 ÷ 11,632 shares)(a)		$12.22
Maximum offering price per share (100/94.25 of $12.22)		$12.97
Class M :
Net Asset Value and redemption price per share ($190,569 ÷ 15,613 shares)(a)		$12.21
Maximum offering price per share (100/96.50 of $12.21)		$12.65
Class C :
Net Asset Value and offering price per share ($141,460 ÷ 11,634 shares)(a)		$12.16
Fidelity Sustainable Target Date 2055 Fund :
Net Asset Value, offering price and redemption price per share ($4,611,677 ÷ 377,338 shares)		$12.22
Class K :
Net Asset Value, offering price and redemption price per share ($125,625 ÷ 10,255 shares)		$12.25
Class K6 :
Net Asset Value, offering price and redemption price per share ($867,905 ÷ 70,851 shares)		$12.25
Class I :
Net Asset Value, offering price and redemption price per share ($170,571 ÷ 13,936 shares)		$12.24
Class Z :
Net Asset Value, offering price and redemption price per share ($122,503 ÷ 10,000 shares)		$12.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$94,096
Expenses
Management fee	$22,615
Distribution and service plan fees	2,605
Independent trustees' fees and expenses	12
Total expenses before reductions	25,232
Expense reductions	(7)
Total expenses after reductions		25,225
Net Investment income (loss)		68,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(14,781)
Capital gain distributions from underlying funds:
Affiliated issuers	24,686
Total net realized gain (loss)		9,905
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	96,594
Total change in net unrealized appreciation (depreciation)		96,594
Net gain (loss)		106,499
Net increase (decrease) in net assets resulting from operations		$175,370
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,871	$17,041
Net realized gain (loss)	9,905	137
Change in net unrealized appreciation (depreciation)	96,594	303,025
Net increase (decrease) in net assets resulting from operations	175,370	320,203
Distributions to shareholders	(79,399)	(17,871)

Share transactions - net increase (decrease)	3,302,240	2,671,893
Total increase (decrease) in net assets	3,398,211	2,974,225

Net Assets
Beginning of period	2,974,225	-
End of period	$6,372,436	$2,974,225

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2055 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.10
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.54	1.93
Distributions from net investment income	(.14)	(.09)
Distributions from net realized gain	(.02)	- D
Total distributions	(.15) E	(.10) E
Net asset value, end of period	$12.22	$11.83
Total Return F,G,H	4.58%	19.34%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74%	.74% K
Expenses net of fee waivers, if any	.74%	.74% K
Expenses net of all reductions	.74%	.74% K
Net investment income (loss)	1.17%	1.02% K
Supplemental Data
Net assets, end of period (000 omitted)	$142	$124
Portfolio turnover rate L	28%	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.07
Net realized and unrealized gain (loss)	.41	1.83
Total from investment operations	.52	1.90
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.02)	- D
Total distributions	(.13)	(.08)
Net asset value, end of period	$12.21	$11.82
Total Return E,F,G	4.36%	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	1.00% J,K
Expenses net of fee waivers, if any	.99%	1.00% J,K
Expenses net of all reductions	.99%	.99% J,K
Net investment income (loss)	.93%	.77% J
Supplemental Data
Net assets, end of period (000 omitted)	$191	$181
Portfolio turnover rate L	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.03
Net realized and unrealized gain (loss)	.41	1.82
Total from investment operations	.46	1.85
Distributions from net investment income	(.08)	(.04)
Distributions from net realized gain	(.02)	- D
Total distributions	(.10)	(.05) E
Net asset value, end of period	$12.16	$11.80
Total Return F,G,H	3.85%	18.49%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49%	1.50% K,L
Expenses net of fee waivers, if any	1.49%	1.50% K,L
Expenses net of all reductions	1.49%	1.49% K,L
Net investment income (loss)	.42%	.27% L
Supplemental Data
Net assets, end of period (000 omitted)	$141	$118
Portfolio turnover rate M	28%	22% L

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.57	1.95
Distributions from net investment income	(.16)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.18)	(.12)
Net asset value, end of period	$12.22	$11.83
Total Return E,F	4.83%	19.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.50% I,J
Expenses net of fee waivers, if any	.49%	.50% I,J
Expenses net of all reductions	.49%	.50% I,J
Net investment income (loss)	1.42%	1.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,612	$1,465
Portfolio turnover rate K	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.13
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.59	1.96
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.02)	- D
Total distributions	(.18)	(.12) E
Net asset value, end of period	$12.25	$11.84
Total Return F,G	4.98%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39% J
Expenses net of all reductions	.39%	.39% J
Net investment income (loss)	1.53%	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$126	$120
Portfolio turnover rate K	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.14
Net realized and unrealized gain (loss)	.42	1.83
Total from investment operations	.60	1.97
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.20) E	(.12)
Net asset value, end of period	$12.25	$11.85
Total Return F,G	5.04%	19.83%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29%	.30% J,K
Expenses net of fee waivers, if any	.29%	.30% J,K
Expenses net of all reductions	.29%	.30% J,K
Net investment income (loss)	1.46%	1.47% K
Supplemental Data
Net assets, end of period (000 omitted)	$868	$600
Portfolio turnover rate L	28%	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.58	1.95
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.02)	- D
Total distributions	(.18)	(.11)
Net asset value, end of period	$12.24	$11.84
Total Return E,F	4.85%	19.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49% I
Expenses net of fee waivers, if any	.49%	.49% I
Expenses net of all reductions	.49%	.49% I
Net investment income (loss)	1.43%	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$171	$129
Portfolio turnover rate J	28%	22% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.13
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.59	1.96
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.02)	- D
Total distributions	(.18)	(.12) E
Net asset value, end of period	$12.25	$11.84
Total Return F,G	4.98%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39% J
Expenses net of all reductions	.39%	.39% J
Net investment income (loss)	1.53%	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118
Portfolio turnover rate K	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	74	574
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,438	394,336
Fidelity Series Sustainable Investment Grade Bond Fund (a)	235	2,287
TOTAL BOND FUNDS (Cost $398,840)		397,197

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,724,331)	220,793	2,916,682

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	64,443	726,921
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	136,973	1,623,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,201,988)		2,350,046

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,325,159)	5,663,925
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,383)
NET ASSETS - 100.0%	5,661,542

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	29,593	32,819	62,423	872	710	(125)	574	74
Fidelity Series International Developed Markets Bond Index Fund	-	58,159	57,232	814	(927)	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	154,911	343,500	102,303	8,736	(4,871)	3,099	394,336	71,438
Fidelity Series Sustainable Emerging Markets Fund	309,888	539,218	141,983	13,675	(2,131)	21,929	726,921	64,443
Fidelity Series Sustainable Investment Grade Bond Fund	12,871	21,387	31,747	149	(49)	(175)	2,287	235
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	695,744	1,112,455	227,360	27,345	(2,682)	44,968	1,623,125	136,973
Fidelity Series Sustainable U.S. Market Fund	1,236,007	2,048,888	367,652	50,469	(1,742)	1,181	2,916,682	220,793
Fidelity Series Treasury Bill Index Fund	-	9,576	9,576	37	-	-	-	-
	2,439,014	4,166,002	1,000,276	102,097	(11,692)	70,877	5,663,925

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	397,197	397,197	-	-

Domestic Equity Funds	2,916,682	2,916,682	-	-

International Equity Funds	2,350,046	2,350,046	-	-
Total Investments in Securities:	5,663,925	5,663,925	-	-
Fidelity® Sustainable Target Date 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,325,159)	$5,663,925

Total Investment in Securities (cost $5,325,159)		$5,663,925
Receivable for investments sold		83,231
Receivable for fund shares sold		24,727
Total assets		5,771,883
Liabilities
Payable for investments purchased	$107,971
Accrued management fee	2,143
Distribution and service plan fees payable	227
Total liabilities		110,341
Net Assets		$5,661,542
Net Assets consist of:
Paid in capital		$5,322,787
Total accumulated earnings (loss)		338,755
Net Assets		$5,661,542

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($291,114 ÷ 23,835 shares)(a)		$12.21
Maximum offering price per share (100/94.25 of $12.21)		$12.95
Class M :
Net Asset Value and redemption price per share ($148,720 ÷ 12,192 shares)(a)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C :
Net Asset Value and offering price per share ($124,978 ÷ 10,274 shares)(a)(b)		$12.17
Fidelity Sustainable Target Date 2060 Fund :
Net Asset Value, offering price and redemption price per share ($4,051,831 ÷ 331,784 shares)		$12.21
Class K :
Net Asset Value, offering price and redemption price per share ($125,637 ÷ 10,264 shares)		$12.24
Class K6 :
Net Asset Value, offering price and redemption price per share ($648,939 ÷ 53,020 shares)		$12.24
Class I :
Net Asset Value, offering price and redemption price per share ($147,913 ÷ 12,097 shares)		$12.23
Class Z :
Net Asset Value, offering price and redemption price per share ($122,410 ÷ 10,000 shares)		$12.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$80,775
Expenses
Management fee	$19,362
Distribution and service plan fees	2,617
Independent trustees' fees and expenses	10
Total expenses before reductions	21,989
Expense reductions	(7)
Total expenses after reductions		21,982
Net Investment income (loss)		58,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,692)
Capital gain distributions from underlying funds:
Affiliated issuers	21,322
Total net realized gain (loss)		9,630
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	70,877
Total change in net unrealized appreciation (depreciation)		70,877
Net gain (loss)		80,507
Net increase (decrease) in net assets resulting from operations		$139,300
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,793	$14,564
Net realized gain (loss)	9,630	743
Change in net unrealized appreciation (depreciation)	70,877	267,889
Net increase (decrease) in net assets resulting from operations	139,300	283,196
Distributions to shareholders	(68,091)	(15,273)

Share transactions - net increase (decrease)	3,152,250	2,170,160
Total increase (decrease) in net assets	3,223,459	2,438,083

Net Assets
Beginning of period	2,438,083	-
End of period	$5,661,542	$2,438,083

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2060 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.09
Net realized and unrealized gain (loss)	.39	1.84
Total from investment operations	.54	1.93
Distributions from net investment income	(.14)	(.10)
Distributions from net realized gain	(.02)	- D
Total distributions	(.16)	(.10)
Net asset value, end of period	$12.21	$11.83
Total Return E,F,G	4.54%	19.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.75% J,K
Expenses net of fee waivers, if any	.74%	.75% J,K
Expenses net of all reductions	.74%	.75% J,K
Net investment income (loss)	1.19%	1.00% J
Supplemental Data
Net assets, end of period (000 omitted)	$291	$229
Portfolio turnover rate L	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.07
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.51	1.90
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.02)	- D
Total distributions	(.13)	(.08)
Net asset value, end of period	$12.20	$11.82
Total Return E,F,G	4.32%	19.10%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	.99% J
Expenses net of fee waivers, if any	.99%	.99% J
Expenses net of all reductions	.99%	.99% J
Net investment income (loss)	.94%	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$149	$142
Portfolio turnover rate K	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.02
Net realized and unrealized gain (loss)	.41	1.83
Total from investment operations	.46	1.85
Distributions from net investment income	(.07)	(.05)
Distributions from net realized gain	(.02)	- D
Total distributions	(.09)	(.05)
Net asset value, end of period	$12.17	$11.80
Total Return E,F,G	3.86%	18.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.49%	1.50% J,K
Expenses net of fee waivers, if any	1.49%	1.50% J,K
Expenses net of all reductions	1.49%	1.50% J,K
Net investment income (loss)	.44%	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$125	$118
Portfolio turnover rate L	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.39	1.84
Total from investment operations	.57	1.96
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.19)	(.13) E
Net asset value, end of period	$12.21	$11.83
Total Return F,G	4.80%	19.64%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.50% J,K
Expenses net of fee waivers, if any	.49%	.50% J,K
Expenses net of all reductions	.49%	.50% J,K
Net investment income (loss)	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,052	$1,081
Portfolio turnover rate L	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.13
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.59	1.96
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.19)	(.12)
Net asset value, end of period	$12.24	$11.84
Total Return E,F	4.94%	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39% I
Expenses net of all reductions	.39%	.39% I
Net investment income (loss)	1.54%	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$126	$120
Portfolio turnover rate J	24%	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.14
Net realized and unrealized gain (loss)	.42	1.83
Total from investment operations	.60	1.97
Distributions from net investment income	(.18)	(.13)
Distributions from net realized gain	(.03)	- D
Total distributions	(.20) E	(.13)
Net asset value, end of period	$12.24	$11.84
Total Return F,G	5.09%	19.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29%	.30% J,K
Expenses net of fee waivers, if any	.29%	.30% J,K
Expenses net of all reductions	.29%	.29% J,K
Net investment income (loss)	1.48%	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$649	$393
Portfolio turnover rate L	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.58	1.95
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.02)	- D
Total distributions	(.18)	(.12) E
Net asset value, end of period	$12.23	$11.83
Total Return F,G	4.93%	19.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.49% J
Expenses net of fee waivers, if any	.49%	.49% J
Expenses net of all reductions	.49%	.49% J
Net investment income (loss)	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$148	$118
Portfolio turnover rate K	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.13
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.59	1.96
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.19)	(.12)
Net asset value, end of period	$12.24	$11.84
Total Return E,F	4.94%	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39% I
Expenses net of all reductions	.39%	.39% I
Net investment income (loss)	1.54%	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$122	$118
Portfolio turnover rate J	24%	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	49	376
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,845	258,586
Fidelity Series Sustainable Investment Grade Bond Fund (a)	154	1,500
TOTAL BOND FUNDS (Cost $261,629)		260,462

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,729,869)	144,778	1,912,517

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	42,255	476,637
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	89,813	1,064,282
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,416,079)		1,540,919

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,407,577)	3,713,898
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,602)
NET ASSETS - 100.0%	3,712,296

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	25,594	16,989	42,648	606	549	(108)	376	49
Fidelity Series International Developed Markets Bond Index Fund	-	40,999	40,373	562	(626)	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	133,938	206,685	81,081	6,090	(4,184)	3,228	258,586	46,845
Fidelity Series Sustainable Emerging Markets Fund	267,912	302,196	108,025	9,457	(2,135)	16,689	476,637	42,255
Fidelity Series Sustainable Investment Grade Bond Fund	11,109	13,639	23,068	110	(28)	(152)	1,500	154
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	601,501	578,249	147,121	18,909	(1,684)	33,337	1,064,282	89,813
Fidelity Series Sustainable U.S. Market Fund	1,068,585	1,065,499	224,398	34,662	(2,237)	5,068	1,912,517	144,778
Fidelity Series Treasury Bill Index Fund	-	7,066	7,066	28	-	-	-	-
	2,108,639	2,231,322	673,780	70,424	(10,345)	58,062	3,713,898

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	260,462	260,462	-	-

Domestic Equity Funds	1,912,517	1,912,517	-	-

International Equity Funds	1,540,919	1,540,919	-	-
Total Investments in Securities:	3,713,898	3,713,898	-	-
Fidelity® Sustainable Target Date 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,407,577)	$3,713,898

Total Investment in Securities (cost $3,407,577)		$3,713,898
Receivable for investments sold		58,650
Receivable for fund shares sold		9,312
Total assets		3,781,860
Liabilities
Payable for investments purchased	$66,666
Payable for fund shares redeemed	1,297
Accrued management fee	1,412
Distribution and service plan fees payable	189
Total liabilities		69,564
Net Assets		$3,712,296
Net Assets consist of:
Paid in capital		$3,408,719
Total accumulated earnings (loss)		303,577
Net Assets		$3,712,296

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($170,340 ÷ 13,947 shares)(a)		$12.21
Maximum offering price per share (100/94.25 of $12.21)		$12.95
Class M :
Net Asset Value and redemption price per share ($122,030 ÷ 10,000 shares)(a)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C :
Net Asset Value and offering price per share ($122,667 ÷ 10,081 shares)(a)		$12.17
Fidelity Sustainable Target Date 2065 Fund :
Net Asset Value, offering price and redemption price per share ($2,495,368 ÷ 204,291 shares)		$12.21
Class K :
Net Asset Value, offering price and redemption price per share ($125,625 ÷ 10,260 shares)		$12.24
Class K6 :
Net Asset Value, offering price and redemption price per share ($392,202 ÷ 32,034 shares)		$12.24
Class I :
Net Asset Value, offering price and redemption price per share ($156,653 ÷ 12,800 shares)		$12.24
Class Z :
Net Asset Value, offering price and redemption price per share ($127,411 ÷ 10,406 shares)		$12.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$55,832
Expenses
Management fee	$13,465
Distribution and service plan fees	2,224
Independent trustees' fees and expenses	7
Total expenses before reductions	15,696
Expense reductions	(6)
Total expenses after reductions		15,690
Net Investment income (loss)		40,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(10,345)
Capital gain distributions from underlying funds:
Affiliated issuers	14,592
Total net realized gain (loss)		4,247
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	58,062
Total change in net unrealized appreciation (depreciation)		58,062
Net gain (loss)		62,309
Net increase (decrease) in net assets resulting from operations		$102,451
Statement of Changes in Net Assets

	Year ended March 31, 2025	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,142	$13,487
Net realized gain (loss)	4,247	(427)
Change in net unrealized appreciation (depreciation)	58,062	248,259
Net increase (decrease) in net assets resulting from operations	102,451	261,319
Distributions to shareholders	(45,985)	(14,209)

Share transactions - net increase (decrease)	1,547,976	1,860,744
Total increase (decrease) in net assets	1,604,442	2,107,854

Net Assets
Beginning of period	2,107,854	-
End of period	$3,712,296	$2,107,854

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2065 Fund Class A

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.09
Net realized and unrealized gain (loss)	.39	1.84
Total from investment operations	.54	1.93
Distributions from net investment income	(.14)	(.09)
Distributions from net realized gain	(.02)	- D
Total distributions	(.16)	(.10) E
Net asset value, end of period	$12.21	$11.83
Total Return F,G,H	4.54%	19.35%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.75% K	.74% L
Expenses net of fee waivers, if any	.75 % K	.74% L
Expenses net of all reductions	.75% K	.74% L
Net investment income (loss)	1.18%	1.00% L
Supplemental Data
Net assets, end of period (000 omitted)	$170	$118
Portfolio turnover rate M	23%	21% L

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class M

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.07
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.51	1.90
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.02)	- D
Total distributions	(.13)	(.08)
Net asset value, end of period	$12.20	$11.82
Total Return E,F,G	4.29%	19.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	.99% J
Expenses net of fee waivers, if any	.99%	.99% J
Expenses net of all reductions	.99%	.99% J
Net investment income (loss)	.94%	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$118
Portfolio turnover rate K	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class C

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.02
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.45	1.85
Distributions from net investment income	(.07)	(.05)
Distributions from net realized gain	(.02)	- D
Total distributions	(.08) E	(.05)
Net asset value, end of period	$12.17	$11.80
Total Return F,G,H	3.83%	18.52%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49%	1.50% K
Expenses net of fee waivers, if any	1.49%	1.49% K
Expenses net of all reductions	1.49%	1.49% K
Net investment income (loss)	.44%	.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$123	$118
Portfolio turnover rate L	23%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.40	1.83
Total from investment operations	.58	1.95
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.19)	(.13) E
Net asset value, end of period	$12.21	$11.82
Total Return F,G	4.85%	19.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.50% J,K
Expenses net of fee waivers, if any	.49%	.50% J,K
Expenses net of all reductions	.49%	.50% J,K
Net investment income (loss)	1.44%	1.24% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,495	$1,031
Portfolio turnover rate L	23%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund Class K

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.13
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.58	1.96
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.18) E	(.12)
Net asset value, end of period	$12.24	$11.84
Total Return F,G	4.92%	19.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39% J
Expenses net of all reductions	.39%	.39% J
Net investment income (loss)	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$126	$120
Portfolio turnover rate K	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund Class K6

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.14
Net realized and unrealized gain (loss)	.43	1.83
Total from investment operations	.60	1.97
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.20)	(.13) E
Net asset value, end of period	$12.24	$11.84
Total Return F,G	5.06%	19.77%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.29%	.29% J
Expenses net of fee waivers, if any	.29%	.29% J
Expenses net of all reductions	.29%	.29% J
Net investment income (loss)	1.37%	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$392	$244
Portfolio turnover rate K	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class I

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.12
Net realized and unrealized gain (loss)	.39	1.84
Total from investment operations	.57	1.96
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.02)	- D
Total distributions	(.17) E	(.12) E
Net asset value, end of period	$12.24	$11.84
Total Return F,G	4.84%	19.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.49% J
Expenses net of fee waivers, if any	.49%	.49% J
Expenses net of all reductions	.49%	.49% J
Net investment income (loss)	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$157	$123
Portfolio turnover rate K	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z

Years ended March 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.13
Net realized and unrealized gain (loss)	.39	1.83
Total from investment operations	.58	1.96
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.02)	- D
Total distributions	(.18) E	(.12)
Net asset value, end of period	$12.24	$11.84
Total Return F,G	4.92%	19.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39% J
Expenses net of all reductions	.39%	.39% J
Net investment income (loss)	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$127	$118
Portfolio turnover rate K	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9	71
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,018	49,781
Fidelity Series Sustainable Investment Grade Bond Fund (a)	30	289
TOTAL BOND FUNDS (Cost $49,694)		50,141

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $375,741)	27,872	368,184

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	8,135	91,766
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	17,291	204,902
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $288,966)		296,668

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $714,401)	714,993
NET OTHER ASSETS (LIABILITIES) - 0.0%	(351)
NET ASSETS - 100.0%	714,642

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	7,647	7,629	117	52	1	71	9
Fidelity Series International Developed Markets Bond Index Fund	-	7,369	7,254	101	(115)	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	60,289	10,958	938	2	448	49,781	9,018
Fidelity Series Sustainable Emerging Markets Fund	-	106,507	15,011	1,755	(301)	571	91,766	8,135
Fidelity Series Sustainable Investment Grade Bond Fund	-	2,440	2,146	8	(4)	(1)	289	30
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	217,417	19,356	3,510	(289)	7,130	204,902	17,291
Fidelity Series Sustainable U.S. Market Fund	-	406,872	30,957	6,301	(174)	(7,557)	368,184	27,872
Fidelity Series Treasury Bill Index Fund	-	472	472	2	-	-	-	-
	-	809,013	93,783	12,732	(829)	592	714,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	50,141	50,141	-	-

Domestic Equity Funds	368,184	368,184	-	-

International Equity Funds	296,668	296,668	-	-
Total Investments in Securities:	714,993	714,993	-	-
Fidelity® Sustainable Target Date 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $714,401)	$714,993

Total Investment in Securities (cost $714,401)		$714,993
Receivable for investments sold		9,296
Receivable for fund shares sold		5,573
Total assets		729,862
Liabilities
Payable for investments purchased	$14,868
Accrued management fee	276
Distribution and service plan fees payable	76
Total liabilities		15,220
Net Assets		$714,642
Net Assets consist of:
Paid in capital		$713,426
Total accumulated earnings (loss)		1,216
Net Assets		$714,642

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($52,527 ÷ 5,194 shares)(a)		$10.11
Maximum offering price per share (100/94.25 of $10.11)		$10.73
Class M :
Net Asset Value and redemption price per share ($51,188 ÷ 5,065 shares)(a)		$10.11
Maximum offering price per share (100/96.50 of $10.11)		$10.48
Class C :
Net Asset Value and offering price per share ($50,994 ÷ 5,051 shares)(a)		$10.10
Fidelity Sustainable Target Date 2070 Fund :
Net Asset Value, offering price and redemption price per share ($346,520 ÷ 34,254 shares)		$10.12
Class K :
Net Asset Value, offering price and redemption price per share ($51,420 ÷ 5,080 shares)		$10.12
Class K6 :
Net Asset Value, offering price and redemption price per share ($58,702 ÷ 5,798 shares)		$10.12
Class I :
Net Asset Value, offering price and redemption price per share ($51,381 ÷ 5,077 shares)		$10.12
Class Z :
Net Asset Value, offering price and redemption price per share ($51,910 ÷ 5,129 shares)		$10.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 28, 2024 (commencement of operations) through March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$10,054
Income from Fidelity Central Funds		221
Total income		10,275
Expenses
Management fee	$2,080
Distribution and service plan fees	687
Independent trustees' fees and expenses	1
Total expenses		2,768
Net Investment income (loss)		7,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(829)
Capital gain distributions from underlying funds:
Affiliated issuers	2,678
Total net realized gain (loss)		1,849
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	592
Total change in net unrealized appreciation (depreciation)		592
Net gain (loss)		2,441
Net increase (decrease) in net assets resulting from operations		$9,948
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,507
Net realized gain (loss)	1,849
Change in net unrealized appreciation (depreciation)	592
Net increase (decrease) in net assets resulting from operations	9,948
Distributions to shareholders	(8,733)

Share transactions - net increase (decrease)	713,427
Total increase (decrease) in net assets	714,642

Net Assets
Beginning of period	-
End of period	$714,642

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2070 Fund Class A

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	.14
Total from investment operations	.26
Distributions from net investment income	(.13)
Distributions from net realized gain	(.02)
Total distributions	(.15)
Net asset value, end of period	$10.11
Total Return D,E	2.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H
Expenses net of fee waivers, if any	.74 % H
Expenses net of all reductions	.74% H
Net investment income (loss)	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	20 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class M

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10
Net realized and unrealized gain (loss)	.14
Total from investment operations	.24
Distributions from net investment income	(.12)
Distributions from net realized gain	(.02)
Total distributions	(.13) D
Net asset value, end of period	$10.11
Total Return E,F	2.41%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I
Expenses net of fee waivers, if any	.99 % I
Expenses net of all reductions	.99% I
Net investment income (loss)	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$51
Portfolio turnover rate J	20 % I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class C

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	.15
Total from investment operations	.21
Distributions from net investment income	(.09)
Distributions from net realized gain	(.02)
Total distributions	(.11)
Net asset value, end of period	$10.10
Total Return D,E	2.04%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49% H
Expenses net of fee waivers, if any	1.49 % H
Expenses net of all reductions	1.49% H
Net investment income (loss)	.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$51
Portfolio turnover rate I	20 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	.14
Total from investment operations	.28
Distributions from net investment income	(.15)
Distributions from net realized gain	(.02)
Total distributions	(.16) D
Net asset value, end of period	$10.12
Total Return E	2.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H
Expenses net of fee waivers, if any	.49 % H
Expenses net of all reductions	.49% H
Net investment income (loss)	1.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$347
Portfolio turnover rate I	20 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund Class K

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	.13
Total from investment operations	.28
Distributions from net investment income	(.15)
Distributions from net realized gain	(.02)
Total distributions	(.16) D
Net asset value, end of period	$10.12
Total Return E	2.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$51
Portfolio turnover rate I	20 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund Class K6

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	.14
Total from investment operations	.29
Distributions from net investment income	(.15)
Distributions from net realized gain	(.02)
Total distributions	(.17)
Net asset value, end of period	$10.12
Total Return D	2.88%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.29% G
Expenses net of fee waivers, if any	.29 % G
Expenses net of all reductions	.29% G
Net investment income (loss)	1.96% G
Supplemental Data
Net assets, end of period (000 omitted)	$59
Portfolio turnover rate H	20 % G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class I

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	.14
Total from investment operations	.28
Distributions from net investment income	(.14)
Distributions from net realized gain	(.02)
Total distributions	(.16)
Net asset value, end of period	$10.12
Total Return D	2.77%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.49% G
Expenses net of fee waivers, if any	.49 % G
Expenses net of all reductions	.49% G
Net investment income (loss)	1.77% G
Supplemental Data
Net assets, end of period (000 omitted)	$51
Portfolio turnover rate H	20 % G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	.13
Total from investment operations	.28
Distributions from net investment income	(.15)
Distributions from net realized gain	(.02)
Total distributions	(.16) D
Net asset value, end of period	$10.12
Total Return E	2.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$52
Portfolio turnover rate I	20 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2025

1. Organization.
Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund and Fidelity Sustainable Target Date 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Sustainable Target Date, Class K, Class K6, Class I and Class Z, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Target Date Income Fund	1,156,912	50,377	(14,661)	35,716
Fidelity Sustainable Target Date 2010 Fund	1,086,545	65,178	(13,512)	51,666
Fidelity Sustainable Target Date 2015 Fund	1,261,331	87,048	(16,820)	70,228
Fidelity Sustainable Target Date 2020 Fund	1,961,461	148,316	(21,573)	126,743
Fidelity Sustainable Target Date 2025 Fund	2,099,307	162,030	(24,702)	137,328
Fidelity Sustainable Target Date 2030 Fund	6,674,161	359,971	(103,460)	256,511
Fidelity Sustainable Target Date 2035 Fund	5,070,611	336,713	(61,778)	274,935
Fidelity Sustainable Target Date 2040 Fund	7,356,061	494,528	(95,418)	399,110
Fidelity Sustainable Target Date 2045 Fund	6,823,410	436,634	(117,107)	319,527
Fidelity Sustainable Target Date 2050 Fund	7,168,082	553,181	(100,692)	452,489
Fidelity Sustainable Target Date 2055 Fund	5,992,814	455,007	(72,740)	382,267
Fidelity Sustainable Target Date 2060 Fund	5,335,890	394,993	(66,958)	328,035
Fidelity Sustainable Target Date 2065 Fund	3,418,329	339,986	(44,417)	295,569
Fidelity Sustainable Target Date 2070 Fund	715,394	8,344	(8,745)	(401)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Sustainable Target Date Income Fund	2,286	465	-	35,716
Fidelity Sustainable Target Date 2010 Fund	4,189	564	-	51,666
Fidelity Sustainable Target Date 2015 Fund	3,784	1,339	-	70,228
Fidelity Sustainable Target Date 2020 Fund	5,814	2,974	-	126,743
Fidelity Sustainable Target Date 2025 Fund	4,543	-	(15,185)	137,328
Fidelity Sustainable Target Date 2030 Fund	11,826	12,481	-	256,511
Fidelity Sustainable Target Date 2035 Fund	8,057	11,671	-	274,935
Fidelity Sustainable Target Date 2040 Fund	104	18,931	-	399,110
Fidelity Sustainable Target Date 2045 Fund	-	18,899	-	319,527
Fidelity Sustainable Target Date 2050 Fund	-	16,204	-	452,489
Fidelity Sustainable Target Date 2055 Fund	-	14,634	-	382,267
Fidelity Sustainable Target Date 2060 Fund	-	10,719	-	328,035
Fidelity Sustainable Target Date 2065 Fund	200	9,068	-	295,569
Fidelity Sustainable Target Date 2070 Fund	-	1,966	-	(401)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Sustainable Target Date 2025 Fund	(15,185)	-	(15,185)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to March 31, 2025. Loss deferrals were as follows:

Ordinary losses ($)

Fidelity Sustainable Target Date 2045 Fund	(1,855)
Fidelity Sustainable Target Date 2065 Fund	(1,259)
Fidelity Sustainable Target Date 2070 Fund	(350)

The tax character of distributions paid was as follows:

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Sustainable Target Date Income Fund	37,391	214	37,605
Fidelity Sustainable Target Date 2010 Fund	36,335	203	36,538
Fidelity Sustainable Target Date 2015 Fund	37,761	2,769	40,530
Fidelity Sustainable Target Date 2020 Fund	52,599	500	53,099
Fidelity Sustainable Target Date 2025 Fund	48,269	-	48,269
Fidelity Sustainable Target Date 2030 Fund	116,336	1,487	117,823
Fidelity Sustainable Target Date 2035 Fund	88,732	1,213	89,945
Fidelity Sustainable Target Date 2040 Fund	97,069	1,650	98,719
Fidelity Sustainable Target Date 2045 Fund	92,814	-	92,814
Fidelity Sustainable Target Date 2050 Fund	92,429	-	92,429
Fidelity Sustainable Target Date 2055 Fund	78,154	1,245	79,399
Fidelity Sustainable Target Date 2060 Fund	66,817	1,274	68,091
Fidelity Sustainable Target Date 2065 Fund	45,792	193	45,985
Fidelity Sustainable Target Date 2070 Fund	8,733	-	8,733

March 31, 2024
Ordinary Income ($)
Fidelity Sustainable Target Date Income Fund	26,542
Fidelity Sustainable Target Date 2010 Fund	22,814
Fidelity Sustainable Target Date 2015 Fund	21,990
Fidelity Sustainable Target Date 2020 Fund	25,598
Fidelity Sustainable Target Date 2025 Fund	22,328
Fidelity Sustainable Target Date 2030 Fund	31,687
Fidelity Sustainable Target Date 2035 Fund	20,529
Fidelity Sustainable Target Date 2040 Fund	20,366
Fidelity Sustainable Target Date 2045 Fund	19,437
Fidelity Sustainable Target Date 2050 Fund	24,959
Fidelity Sustainable Target Date 2055 Fund	17,871
Fidelity Sustainable Target Date 2060 Fund	15,273
Fidelity Sustainable Target Date 2065 Fund	14,209
Fidelity Sustainable Target Date 2070 Fund	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Target Date Income Fund	353,845	267,362
Fidelity Sustainable Target Date 2010 Fund	235,170	170,736
Fidelity Sustainable Target Date 2015 Fund	426,370	230,336
Fidelity Sustainable Target Date 2020 Fund	689,167	423,714
Fidelity Sustainable Target Date 2025 Fund	1,029,405	577,425
Fidelity Sustainable Target Date 2030 Fund	5,052,809	1,597,366
Fidelity Sustainable Target Date 2035 Fund	3,521,709	1,704,954
Fidelity Sustainable Target Date 2040 Fund	5,666,426	1,494,275
Fidelity Sustainable Target Date 2045 Fund	5,446,043	1,321,057
Fidelity Sustainable Target Date 2050 Fund	5,023,406	1,187,310
Fidelity Sustainable Target Date 2055 Fund	4,708,810	1,390,844
Fidelity Sustainable Target Date 2060 Fund	4,166,002	1,000,276
Fidelity Sustainable Target Date 2065 Fund	2,231,322	673,780
Fidelity Sustainable Target Date 2070 Fund	809,013	93,783

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Sustainable Target Date Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Sustainable Target Date Income Fund	.41%	.31%
Fidelity Sustainable Target Date 2010 Fund	.41%	.31%
Fidelity Sustainable Target Date 2015 Fund	.42%	.32%
Fidelity Sustainable Target Date 2020 Fund	.43%	.33%
Fidelity Sustainable Target Date 2025 Fund	.45%	.35%
Fidelity Sustainable Target Date 2030 Fund	.46%	.36%
Fidelity Sustainable Target Date 2035 Fund	.47%	.37%
Fidelity Sustainable Target Date 2040 Fund	.48%	.38%
Fidelity Sustainable Target Date 2045 Fund	.49%	.39%
Fidelity Sustainable Target Date 2050 Fund	.49%	.39%
Fidelity Sustainable Target Date 2055 Fund	.49%	.39%
Fidelity Sustainable Target Date 2060 Fund	.49%	.39%
Fidelity Sustainable Target Date 2065 Fund	.49%	.39%
Fidelity Sustainable Target Date 2070 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Sustainable Target Date Income Fund	.21%
Fidelity Sustainable Target Date 2010 Fund	.21%
Fidelity Sustainable Target Date 2015 Fund	.22%
Fidelity Sustainable Target Date 2020 Fund	.23%
Fidelity Sustainable Target Date 2025 Fund	.25%
Fidelity Sustainable Target Date 2030 Fund	.26%
Fidelity Sustainable Target Date 2035 Fund	.27%
Fidelity Sustainable Target Date 2040 Fund	.28%
Fidelity Sustainable Target Date 2045 Fund	.29%
Fidelity Sustainable Target Date 2050 Fund	.29%
Fidelity Sustainable Target Date 2055 Fund	.29%
Fidelity Sustainable Target Date 2060 Fund	.29%
Fidelity Sustainable Target Date 2065 Fund	.29%
Fidelity Sustainable Target Date 2070 Fund	.29%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Sustainable Target Date Income Fund
Class A	- %	.25%	261	259
Class M	.25%	.25%	518	518
Class C	.75%	.25%	1,033	1,033
			1,812	1,810
Fidelity Sustainable Target Date 2010 Fund
Class A	- %	.25%	264	264
Class M	.25%	.25%	528	528
Class C	.75%	.25%	1,053	1,053
			1,845	1,845
Fidelity Sustainable Target Date 2015 Fund
Class A	- %	.25%	438	267
Class M	.25%	.25%	538	538
Class C	.75%	.25%	1,073	1,073
			2,049	1,878
Fidelity Sustainable Target Date 2020 Fund
Class A	- %	.25%	391	276
Class M	.25%	.25%	550	550
Class C	.75%	.25%	1,100	1,100
			2,041	1,926
Fidelity Sustainable Target Date 2025 Fund
Class A	- %	.25%	333	320
Class M	.25%	.25%	560	560
Class C	.75%	.25%	1,133	1,120
			2,026	2,000
Fidelity Sustainable Target Date 2030 Fund
Class A	- %	.25%	2,116	301
Class M	.25%	.25%	1,826	564
Class C	.75%	.25%	1,189	1,189
			5,131	2,054
Fidelity Sustainable Target Date 2035 Fund
Class A	- %	.25%	604	285
Class M	.25%	.25%	592	589
Class C	.75%	.25%	1,244	1,180
			2,440	2,054
Fidelity Sustainable Target Date 2040 Fund
Class A	- %	.25%	765	305
Class M	.25%	.25%	714	610
Class C	.75%	.25%	1,224	1,224
			2,703	2,139
Fidelity Sustainable Target Date 2045 Fund
Class A	- %	.25%	574	308
Class M	.25%	.25%	654	617
Class C	.75%	.25%	1,261	1,261
			2,489	2,186
Fidelity Sustainable Target Date 2050 Fund
Class A	- %	.25%	396	309
Class M	.25%	.25%	823	618
Class C	.75%	.25%	1,260	1,260
			2,479	2,187
Fidelity Sustainable Target Date 2055 Fund
Class A	- %	.25%	337	311
Class M	.25%	.25%	951	618
Class C	.75%	.25%	1,317	1,317
			2,605	2,246
Fidelity Sustainable Target Date 2060 Fund
Class A	- %	.25%	639	310
Class M	.25%	.25%	746	617
Class C	.75%	.25%	1,232	1,230
			2,617	2,157
Fidelity Sustainable Target Date 2065 Fund
Class A	- %	.25%	375	311
Class M	.25%	.25%	616	616
Class C	.75%	.25%	1,233	1,233
			2,224	2,160
Fidelity Sustainable Target Date 2070 Fund
Class A	- %	.25%	99	99
Class M	.25%	.25%	196	196
Class C	.75%	.25%	392	392
			687	687
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Sustainable Target Date 2025 Fund
Class A	74
74
Fidelity Sustainable Target Date 2030 Fund
Class A	76
76
Fidelity Sustainable Target Date 2035 Fund
Class A	384
384
Fidelity Sustainable Target Date 2040 Fund
Class A	503
Class M	46
549
Fidelity Sustainable Target Date 2045 Fund
Class A	130
Class M	41
171
Fidelity Sustainable Target Date 2050 Fund
Class A	133
Class M	45
178
Fidelity Sustainable Target Date 2055 Fund
Class A	85
Class M	13
98
Fidelity Sustainable Target Date 2060 Fund
Class A	248
Class M	1
249
Fidelity Sustainable Target Date 2065 Fund
Class A	889
889
Fidelity Sustainable Target Date 2070 Fund
Class A	5
5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Sustainable Target Date Income Fund	7
Fidelity Sustainable Target Date 2010 Fund	7
Fidelity Sustainable Target Date 2015 Fund	7
Fidelity Sustainable Target Date 2020 Fund	7
Fidelity Sustainable Target Date 2025 Fund	7
Fidelity Sustainable Target Date 2030 Fund	7
Fidelity Sustainable Target Date 2035 Fund	7
Fidelity Sustainable Target Date 2040 Fund	7
Fidelity Sustainable Target Date 2045 Fund	7
Fidelity Sustainable Target Date 2050 Fund	7
Fidelity Sustainable Target Date 2055 Fund	7
Fidelity Sustainable Target Date 2060 Fund	7
Fidelity Sustainable Target Date 2065 Fund	6

7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2025	Year ended March 31, 2024 A
Fidelity Sustainable Target Date Income Fund
Distributions to shareholders
Class A	$3,274	$2,490
Class M	3,003	2,290
Class C	2,451	1,920
Fidelity Sustainable Target Date Income Fund	8,926	5,877
Class K	3,754	2,787
Class K6	8,294	2,878
Class I	3,590	2,690
Class Z	3,603	2,770
Class Z6	710	2,840
Total	$37,605	$26,542
Fidelity Sustainable Target Date 2010 Fund
Distributions to shareholders
Class A	$3,270	$2,190
Class M	2,950	2,030
Class C	2,300	1,710
Fidelity Sustainable Target Date 2010 Fund	8,812	4,704
Class K	3,843	2,410
Class K6	6,982	2,470
Class I	3,711	2,420
Class Z	3,730	2,410
Class Z6	940	2,470
Total	$36,538	$22,814
Fidelity Sustainable Target Date 2015 Fund
Distributions to shareholders
Class A	$8,024	$ 2,020
Class M	2,980	1,860
Class C	2,450	1,550
Fidelity Sustainable Target Date 2015 Fund	8,654	5,280
Class K	3,712	2,240
Class K6	6,660	2,310
Class I	3,510	2,180
Class Z	3,610	2,240
Class Z6	930	2,310
Total	$40,530	$21,990
Fidelity Sustainable Target Date 2020 Fund
Distributions to shareholders
Class A	$3,797	$2,451
Class M	2,410	1,510
Class C	1,860	1,190
Fidelity Sustainable Target Date 2020 Fund	21,155	10,528
Class K	3,129	1,890
Class K6	13,535	1,960
Class I	3,563	2,219
Class Z	3,060	1,890
Class Z6	590	1,960
Total	$53,099	$25,598
Fidelity Sustainable Target Date 2025 Fund
Distributions to shareholders
Class A	$2,654	$2,030
Class M	1,990	1,550
Class C	1,451	1,230
Fidelity Sustainable Target Date 2025 Fund	20,288	7,788
Class K	2,715	1,930
Class K6	11,847	2,000
Class I	4,354	1,870
Class Z	2,660	1,930
Class Z6	310	2,000
Total	$48,269	$22,328
Fidelity Sustainable Target Date 2030 Fund
Distributions to shareholders
Class A	$18,991	$2,485
Class M	10,830	1,262
Class C	1,230	866
Fidelity Sustainable Target Date 2030 Fund	64,921	18,978
Class K	2,410	1,540
Class K6	13,964	1,610
Class I	2,787	1,796
Class Z	2,370	1,540
Class Z6	320	1,610
Total	$117,823	$31,687
Fidelity Sustainable Target Date 2035 Fund
Distributions to shareholders
Class A	$4,813	$1,636
Class M	1,631	1,090
Class C	1,195	770
Fidelity Sustainable Target Date 2035 Fund	41,617	9,553
Class K	2,366	1,480
Class K6	33,692	1,550
Class I	2,051	1,420
Class Z	2,330	1,480
Class Z6	250	1,550
Total	$89,945	$20,529
Fidelity Sustainable Target Date 2040 Fund
Distributions to shareholders
Class A	$4,583	$2,576
Class M	1,735	730
Class C	977	400
Fidelity Sustainable Target Date 2040 Fund	69,786	10,990
Class K	2,032	1,120
Class K6	15,317	1,190
Class I	2,159	1,050
Class Z	2,010	1,120
Class Z6	120	1,190
Total	$98,719	$20,366
Fidelity Sustainable Target Date 2045 Fund
Distributions to shareholders
Class A	$4,120	$1,000
Class M	1,371	820
Class C	889	500
Fidelity Sustainable Target Date 2045 Fund	64,302	10,967
Class K	1,861	1,220
Class K6	16,081	1,280
Class I	2,290	1,150
Class Z	1,840	1,220
Class Z6	60	1,280
Total	$92,814	$19,437
Fidelity Sustainable Target Date 2050 Fund
Distributions to shareholders
Class A	$1,895	$1,127
Class M	1,690	810
Class C	771	490
Fidelity Sustainable Target Date 2050 Fund	64,734	16,376
Class K	1,800	1,210
Class K6	16,418	1,270
Class I	3,281	1,196
Class Z	1,780	1,210
Class Z6	60	1,270
Total	$92,429	$24,959
Fidelity Sustainable Target Date 2055 Fund
Distributions to shareholders
Class A	$1,738	$1,018
Class M	1,943	852
Class C	1,097	460
Fidelity Sustainable Target Date 2055 Fund	55,571	9,591
Class K	1,830	1,180
Class K6	13,068	1,240
Class I	2,282	1,110
Class Z	1,810	1,180
Class Z6	60	1,240
Total	$79,399	$17,871
Fidelity Sustainable Target Date 2060 Fund
Distributions to shareholders
Class A	$3,373	$990
Class M	1,605	942
Class C	860	500
Fidelity Sustainable Target Date 2060 Fund	46,262	6,641
Class K	1,881	1,230
Class K6	9,970	1,290
Class I	2,210	1,160
Class Z	1,860	1,230
Class Z6	70	1,290
Total	$68,091	$15,273
Fidelity Sustainable Target Date 2065 Fund
Distributions to shareholders
Class A	$1,946	$980
Class M	1,280	820
Class C	835	490
Fidelity Sustainable Target Date 2065 Fund	30,217	5,756
Class K	1,861	1,210
Class K6	6,077	1,280
Class I	1,806	1,183
Class Z	1,913	1,210
Class Z6	50	1,280
Total	$45,985	$14,209
Fidelity Sustainable Target Date 2070 Fund B
Distributions to shareholders
Class A	$729	$ -
Class M	660	-
Class C	525	-
Fidelity Sustainable Target Date 2070 Fund	3,514	-
Class K	815	-
Class K6	885	-
Class I	790	-
Class Z	815	-
Total	$8,733	$ -

A For the period May 11, 2023 (commencement of operations) through March 31, 2024.
B For the period June 28, 2024 (commencement of operations) through March 31, 2025.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2025	Year ended March 31, 2024 A	Year ended March 31, 2025	Year ended March 31, 2024 A
Fidelity Sustainable Target Date Income Fund
Class A
Shares sold	176	10,000	$1,848	$100,000
Reinvestment of distributions	138	-	1,404	-
Shares redeemed	(150)	-	(1,556)	-
Net increase (decrease)	164	10,000	$1,696	$100,000
Class M
Shares sold	5	10,000	$48	$100,000
Reinvestment of distributions	127	-	1,293	-
Shares redeemed	(5)	-	(49)	-
Net increase (decrease)	127	10,000	$1,292	$100,000
Class C
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	108	-	1,101	-
Net increase (decrease)	108	10,000	$1,101	$100,000
Fidelity Sustainable Target Date Income Fund
Shares sold	12,617	22,487	$130,654	$224,808
Reinvestment of distributions	857	586	8,775	5,867
Shares redeemed	(6,691)	(363)	(69,104)	(3,644)
Net increase (decrease)	6,783	22,710	$70,325	$227,031
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	367	278	3,754	2,787
Net increase (decrease)	367	10,278	$3,754	$102,787
Class K6
Shares sold	10,884	13,182	$110,613	$132,359
Reinvestment of distributions	665	287	6,804	2,878
Shares redeemed	(836)	-	(8,666)	-
Net increase (decrease)	10,713	13,469	$108,751	$135,237
Class I
Shares sold	5,125	10,000	$53,352	$100,000
Reinvestment of distributions	152	-	1,550	-
Shares redeemed	(5,133)	-	(53,173)	-
Net increase (decrease)	144	10,000	$1,729	$100,000
Class Z
Shares sold	-	10,000	$4	$100,000
Reinvestment of distributions	146	-	1,493	-
Shares redeemed	-	-	(4)	-
Net increase (decrease)	146	10,000	$1,493	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(101,540)	-
Net increase (decrease)	(10,000)	10,000	$(101,540)	$100,000
Fidelity Sustainable Target Date 2010 Fund
Class A
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class M
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2010 Fund
Shares sold	5,651	21,197	$59,654	$212,141
Reinvestment of distributions	839	459	8,671	4,701
Shares redeemed	(471)	(1,125)	(5,032)	(11,426)
Net increase (decrease)	6,019	20,531	$63,293	$205,416
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	372	235	3,843	2,410
Net increase (decrease)	372	10,235	$3,843	$102,410
Class K6
Shares sold	10,003	10,000	$103,331	$100,000
Reinvestment of distributions	389	241	4,022	2,470
Net increase (decrease)	10,392	10,241	$107,353	$102,470
Class I
Shares sold	-	10,300	$ -	$102,994
Reinvestment of distributions	11	7	111	70
Shares redeemed	(317)	-	(3,328)	-
Net increase (decrease)	(306)	10,307	$(3,217)	$103,064
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(103,331)	-
Net increase (decrease)	(10,000)	10,000	$(103,331)	$100,000
Fidelity Sustainable Target Date 2015 Fund
Class A
Shares sold	16,621	10,000	$180,335	$100,000
Reinvestment of distributions	427	-	4,504	-
Net increase (decrease)	17,048	10,000	$184,839	$100,000
Class M
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2015 Fund
Shares sold	4,238	24,411	$46,134	$244,494
Reinvestment of distributions	793	510	8,359	5,277
Shares redeemed	(4,104)	(76)	(44,846)	(769)
Net increase (decrease)	927	24,845	$9,647	$249,002
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	352	216	3,712	2,240
Net increase (decrease)	352	10,216	$3,712	$102,240
Class K6
Shares sold	10,001	10,000	$105,211	$100,000
Reinvestment of distributions	365	223	3,849	2,310
Net increase (decrease)	10,366	10,223	$109,060	$102,310
Class I
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(105,211)	-
Net increase (decrease)	(10,000)	10,000	$(105,211)	$100,000
Fidelity Sustainable Target Date 2020 Fund
Class A
Shares sold	-	14,084	$ -	$140,980
Reinvestment of distributions	103	68	1,117	711
Shares redeemed	(96)	-	(1,072)	-
Net increase (decrease)	7	14,152	$45	$141,691
Class M
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2020 Fund
Shares sold	21,948	56,178	$249,236	$565,944
Reinvestment of distributions	1,930	1,005	20,881	10,526
Shares redeemed	(3,380)	(1,962)	(38,213)	(19,944)
Net increase (decrease)	20,498	55,221	$231,904	$556,526
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	289	180	3,129	1,890
Net increase (decrease)	289	10,180	$3,129	$101,890
Class K6
Shares sold	15,348	34,814	$166,647	$365,010
Reinvestment of distributions	1,011	187	10,945	1,960
Shares redeemed	(3,716)	(90)	(40,273)	(960)
Net increase (decrease)	12,643	34,911	$137,319	$366,010
Class I
Shares sold	-	11,994	$ -	$120,000
Reinvestment of distributions	56	35	603	369
Net increase (decrease)	56	12,029	$603	$120,369
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(107,624)	-
Net increase (decrease)	(10,000)	10,000	$(107,624)	$100,000
Fidelity Sustainable Target Date 2025 Fund
Class A
Shares sold	1,694	11,664	$19,225	$116,499
Reinvestment of distributions	35	27	385	290
Net increase (decrease)	1,729	11,691	$19,610	$116,789
Class M
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	1,218	10,000	$13,802	$100,000
Reinvestment of distributions	-	-	1	-
Net increase (decrease)	1,218	10,000	$13,803	$100,000
Fidelity Sustainable Target Date 2025 Fund
Shares sold	42,502	101,091	$484,582	$1,044,775
Reinvestment of distributions	1,201	487	13,271	5,145
Shares redeemed	(20,151)	(41,760)	(230,605)	(411,639)
Net increase (decrease)	23,552	59,818	$267,248	$638,281
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	246	183	2,715	1,930
Net increase (decrease)	246	10,183	$2,715	$101,930
Class K6
Shares sold	19,606	33,955	$217,471	$358,707
Reinvestment of distributions	849	189	9,376	2,000
Shares redeemed	(5,868)	(5,132)	(66,117)	(55,737)
Net increase (decrease)	14,587	29,012	$160,730	$304,970
Class I
Shares sold	7,904	10,000	$90,652	$100,000
Reinvestment of distributions	156	-	1,724	-
Net increase (decrease)	8,060	10,000	$92,376	$100,000
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(109,429)	-
Net increase (decrease)	(10,000)	10,000	$(109,429)	$100,000
Fidelity Sustainable Target Date 2030 Fund
Class A
Shares sold	55,011	50,338	$632,703	$525,251
Reinvestment of distributions	1,487	98	16,791	1,045
Shares redeemed	(11,800)	(2,383)	(136,969)	(26,025)
Net increase (decrease)	44,698	48,053	$512,525	$500,271
Class M
Shares sold	42,289	10,876	$497,648	$108,876
Reinvestment of distributions	769	10	8,690	102
Net increase (decrease)	43,058	10,886	$506,338	$108,978
Class C
Shares sold	91	10,381	$1,053	$103,980
Reinvestment of distributions	4	2	50	16
Shares redeemed	1	-	(1)	-
Net increase (decrease)	96	10,383	$1,102	$103,996
Fidelity Sustainable Target Date 2030 Fund
Shares sold	274,063	216,706	$3,164,895	$2,221,623
Reinvestment of distributions	5,233	1,561	59,126	16,675
Shares redeemed	(91,672)	(58,972)	(1,059,049)	(595,524)
Net increase (decrease)	187,624	159,295	$2,164,972	$1,642,774
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	213	144	2,410	1,540
Net increase (decrease)	213	10,144	$2,410	$101,540
Class K6
Shares sold	21,768	39,709	$246,743	$426,877
Reinvestment of distributions	1,042	151	11,774	1,610
Shares redeemed	(2,103)	-	(23,987)	-
Net increase (decrease)	20,707	39,860	$234,530	$428,487
Class I
Shares sold	9,876	12,206	$114,342	$122,450
Reinvestment of distributions	47	28	527	296
Net increase (decrease)	9,923	12,234	$114,869	$122,746
Class Z
Shares sold	1,118	10,000	$12,739	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	1,118	10,000	$12,735	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(111,596)	-
Net increase (decrease)	(10,000)	10,000	$(111,596)	$100,000
Fidelity Sustainable Target Date 2035 Fund
Class A
Shares sold	10,227	15,336	$120,950	$156,274
Reinvestment of distributions	255	34	2,983	367
Shares redeemed	(5,772)	-	(69,528)	-
Net increase (decrease)	4,710	15,370	$54,405	$156,641
Class M
Shares sold	2,510	10,004	$30,000	$100,048
Reinvestment of distributions	-	-	1	-
Net increase (decrease)	2,510	10,004	$30,001	$100,048
Class C
Shares sold	3,628	10,000	$43,194	$100,000
Reinvestment of distributions	-	-	4	-
Shares redeemed	(103)	-	(1,243)	-
Net increase (decrease)	3,525	10,000	$41,955	$100,000
Fidelity Sustainable Target Date 2035 Fund
Shares sold	208,051	115,290	$2,471,519	$1,215,922
Reinvestment of distributions	3,149	811	36,732	8,792
Shares redeemed	(79,000)	(12,798)	(938,485)	(133,472)
Net increase (decrease)	132,200	103,303	$1,569,766	$1,091,242
Class K
Shares sold	-	10,001	$ -	$100,000
Reinvestment of distributions	203	136	2,366	1,480
Net increase (decrease)	203	10,137	$2,366	$101,480
Class K6
Shares sold	39,155	114,030	$458,579	$1,267,883
Reinvestment of distributions	2,697	143	31,471	1,550
Shares redeemed	(13,827)	(901)	(162,828)	(10,269)
Net increase (decrease)	28,025	113,272	$327,222	$1,259,164
Class I
Shares sold	13,016	22,593	$150,000	$238,643
Reinvestment of distributions	-	-	1	-
Shares redeemed	(25,315)	(293)	(290,656)	(3,186)
Net increase (decrease)	(12,299)	22,300	$(140,655)	$235,457
Class Z
Shares sold	2,897	10,000	$34,444	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	2,897	10,000	$34,440	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(114,809)	-
Net increase (decrease)	(10,000)	10,000	$(114,809)	$100,000
Fidelity Sustainable Target Date 2040 Fund
Class A
Shares sold	13,430	30,631	$167,691	$321,049
Reinvestment of distributions	236	138	2,872	1,526
Shares redeemed	(10,000)	(4,625)	(123,322)	(48,536)
Net increase (decrease)	3,666	26,144	$47,241	$274,039
Class M
Shares sold	1,372	10,985	$16,683	$111,424
Reinvestment of distributions	23	-	284	-
Shares redeemed	(88)	-	(1,085)	-
Net increase (decrease)	1,307	10,985	$15,882	$111,424
Class C
Shares sold	130	10,000	$1,599	$100,000
Reinvestment of distributions	1	-	8	-
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	129	10,000	$1,577	$100,000
Fidelity Sustainable Target Date 2040 Fund
Shares sold	371,413	163,454	$4,523,716	$1,752,043
Reinvestment of distributions	5,441	928	66,074	10,231
Shares redeemed	(78,659)	(6,275)	(969,239)	(65,343)
Net increase (decrease)	298,195	158,107	$3,620,551	$1,696,931
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	167	101	2,032	1,120
Net increase (decrease)	167	10,101	$2,032	$101,120
Class K6
Shares sold	50,669	54,519	$612,743	$612,884
Reinvestment of distributions	1,094	108	13,296	1,190
Shares redeemed	(3,843)	(2,873)	(46,851)	(33,443)
Net increase (decrease)	47,920	51,754	$579,188	$580,631
Class I
Shares sold	447	11,394	$5,591	$115,492
Reinvestment of distributions	22	-	269	-
Shares redeemed	(88)	-	(1,097)	-
Net increase (decrease)	381	11,394	$4,763	$115,492
Class Z
Shares sold	147	10,000	$1,835	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	147	10,000	$1,831	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(118,813)	-
Net increase (decrease)	(10,000)	10,000	$(118,813)	$100,000
Fidelity Sustainable Target Date 2045 Fund
Class A
Shares sold	14,138	10,513	$174,950	$105,856
Reinvestment of distributions	196	1	2,410	10
Shares redeemed	(166)	-	(2,004)	-
Net increase (decrease)	14,168	10,514	$175,356	$105,866
Class M
Shares sold	958	10,060	$11,639	$100,691
Reinvestment of distributions	7	-	90	-
Net increase (decrease)	965	10,060	$11,729	$100,691
Class C
Shares sold	553	10,000	$6,889	$100,000
Reinvestment of distributions	3	-	39	-
Shares redeemed	(5)	-	(60)	-
Net increase (decrease)	551	10,000	$6,868	$100,000
Fidelity Sustainable Target Date 2045 Fund
Shares sold	359,679	169,560	$4,468,039	$1,791,958
Reinvestment of distributions	5,078	973	62,489	10,766
Shares redeemed	(61,503)	(50,751)	(769,435)	(526,568)
Net increase (decrease)	303,254	119,782	$3,761,093	$1,276,156
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	151	110	1,861	1,220
Net increase (decrease)	151	10,110	$1,861	$101,220
Class K6
Shares sold	27,348	65,111	$334,313	$738,764
Reinvestment of distributions	1,149	116	14,151	1,280
Shares redeemed	(4,255)	(4,855)	(53,638)	(56,901)
Net increase (decrease)	24,242	60,372	$294,826	$683,143
Class I
Shares sold	647	12,551	$8,016	$130,000
Reinvestment of distributions	43	-	530	-
Shares redeemed	(2,767)	-	(33,939)	-
Net increase (decrease)	(2,077)	12,551	$(25,393)	$130,000
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(119,946)	-
Net increase (decrease)	(10,000)	10,000	$(119,946)	$100,000
Fidelity Sustainable Target Date 2050 Fund
Class A
Shares sold	1,935	11,942	$23,372	$119,841
Reinvestment of distributions	36	13	445	147
Shares redeemed	(2)	(442)	(30)	(5,225)
Net increase (decrease)	1,969	11,513	$23,787	$114,763
Class M
Shares sold	5,036	10,230	$60,358	$102,500
Reinvestment of distributions	36	-	440	-
Shares redeemed	-	(230)	-	(2,656)
Net increase (decrease)	5,072	10,000	$60,798	$99,844
Class C
Shares sold	2,670	10,000	$33,357	$100,000
Reinvestment of distributions	1	-	11	-
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	2,669	10,000	$33,338	$100,000
Fidelity Sustainable Target Date 2050 Fund
Shares sold	326,467	192,506	$4,041,015	$2,030,029
Reinvestment of distributions	4,956	1,389	61,030	15,378
Shares redeemed	(51,504)	(18,873)	(646,602)	(191,530)
Net increase (decrease)	279,919	175,022	$3,455,443	$1,853,877
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	146	109	1,800	1,210
Net increase (decrease)	146	10,109	$1,800	$101,210
Class K6
Shares sold	30,888	64,073	$377,397	$729,098
Reinvestment of distributions	1,182	115	14,557	1,270
Shares redeemed	(6,234)	-	(77,671)	-
Net increase (decrease)	25,836	64,188	$314,283	$730,368
Class I
Shares sold	6,156	12,975	$75,703	$132,122
Reinvestment of distributions	127	5	1,561	56
Shares redeemed	(2,440)	(35)	(29,824)	(376)
Net increase (decrease)	3,843	12,945	$47,440	$131,802
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$ 100,000
Shares redeemed	(10,000)	-	(119,946)	-
Net increase (decrease)	(10,000)	10,000	$(119,946)	$100,000
Fidelity Sustainable Target Date 2055 Fund
Class A
Shares sold	1,116	10,506	$13,967	$104,907
Reinvestment of distributions	17	4	208	48
Shares redeemed	(2)	(9)	(30)	(96)
Net increase (decrease)	1,131	10,501	$14,145	$104,859
Class M
Shares sold	210	15,345	$2,635	$161,626
Reinvestment of distributions	56	4	684	42
Shares redeemed	(2)	-	(25)	-
Net increase (decrease)	264	15,349	$3,294	$161,668
Class C
Shares sold	1,622	10,000	$20,340	$100,000
Reinvestment of distributions	12	-	147	-
Net increase (decrease)	1,634	10,000	$20,487	$100,000
Fidelity Sustainable Target Date 2055 Fund
Shares sold	334,626	125,067	$4,116,506	$1,337,002
Reinvestment of distributions	4,149	731	51,077	8,092
Shares redeemed	(85,258)	(1,977)	(1,068,211)	(21,983)
Net increase (decrease)	253,517	123,821	$3,099,372	$1,323,111
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	148	107	1,830	1,180
Net increase (decrease)	148	10,107	$1,830	$101,180
Class K6
Shares sold	23,509	51,313	$287,268	$578,835
Reinvestment of distributions	908	112	11,187	1,240
Shares redeemed	(4,232)	(759)	(53,306)	(8,907)
Net increase (decrease)	20,185	50,666	$245,149	$571,168
Class I
Shares sold	2,985	10,911	$37,457	$109,907
Reinvestment of distributions	42	-	522	-
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	3,025	10,911	$37,949	$109,907
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(119,986)	-
Net increase (decrease)	(10,000)	10,000	$(119,986)	$100,000
Fidelity Sustainable Target Date 2060 Fund
Class A
Shares sold	4,366	19,332	$54,085	$205,129
Reinvestment of distributions	146	-	1,794	-
Shares redeemed	(9)	-	(112)	-
Net increase (decrease)	4,503	19,332	$55,767	$205,129
Class M
Shares sold	123	12,039	$1,567	$121,364
Reinvestment of distributions	23	9	284	102
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	144	12,048	$1,821	$121,466
Class C
Shares sold	274	10,000	$3,447	$100,000
Net increase (decrease)	274	10,000	$3,447	$100,000
Fidelity Sustainable Target Date 2060 Fund
Shares sold	289,618	93,610	$3,562,466	$998,333
Reinvestment of distributions	3,410	543	41,946	6,008
Shares redeemed	(52,700)	(2,697)	(662,705)	(30,476)
Net increase (decrease)	240,328	91,456	$2,941,707	$973,865
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	153	111	1,881	1,230
Net increase (decrease)	153	10,111	$1,881	$101,230
Class K6
Shares sold	24,477	33,386	$298,711	$371,060
Reinvestment of distributions	653	116	8,039	1,290
Shares redeemed	(5,278)	(334)	(66,533)	(3,880)
Net increase (decrease)	19,852	33,168	$240,217	$368,470
Class I
Shares sold	2,150	10,000	$ 27,993	$ 100,000
Reinvestment of distributions	30	-	370	-
Shares redeemed	(83)	-	(1,022)	-
Net increase (decrease)	2,097	10,000	$27,341	$100,000
Class Z
Shares sold	-	10,000	$4	$100,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(119,931)	-
Net increase (decrease)	(10,000)	10,000	$(119,931)	$100,000
Fidelity Sustainable Target Date 2065 Fund
Class A
Shares sold	10,832	10,000	$137,358	$100,000
Reinvestment of distributions	30	-	366	-
Shares redeemed	(6,915)	-	(87,411)	-
Net increase (decrease)	3,947	10,000	$50,313	$100,000
Class M
Shares sold	-	10,000	$ -	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	83	10,000	$1,035	$100,000
Reinvestment of distributions	-	-	4	-
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	81	10,000	$1,009	$100,000
Fidelity Sustainable Target Date 2065 Fund
Shares sold	139,390	87,620	$1,725,229	$937,939
Reinvestment of distributions	2,298	486	28,297	5,375
Shares redeemed	(24,554)	(949)	(309,699)	(10,151)
Net increase (decrease)	117,134	87,157	$1,443,827	$933,163
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	151	109	1,861	1,210
Net increase (decrease)	151	10,109	$1,861	$101,210
Class K6
Shares sold	18,114	20,736	$220,534	$224,434
Reinvestment of distributions	337	116	4,157	1,280
Shares redeemed	(6,982)	(287)	(88,436)	(3,376)
Net increase (decrease)	11,469	20,565	$136,255	$222,338
Class I
Shares sold	2,418	10,374	$29,525	$104,000
Reinvestment of distributions	5	3	66	33
Net increase (decrease)	2,423	10,377	$29,591	$104,033
Class Z
Shares sold	400	10,000	$5,004	$100,000
Reinvestment of distributions	6	-	73	-
Shares redeemed	-	-	(4)	-
Net increase (decrease)	406	10,000	$5,073	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(119,953)	-
Net increase (decrease)	(10,000)	10,000	$(119,953)	$100,000
Fidelity Sustainable Target Date 2070 FundB
Class A
Shares sold	5,122	-	$51,277	$ -
Reinvestment of distributions	72	-	729	-
Net increase (decrease)	5,194	-	$52,006	$ -
Class M
Shares sold	5,000	-	$50,000	$ -
Reinvestment of distributions	65	-	660	-
Net increase (decrease)	5,065	-	$50,660	$ -
Class C
Shares sold	5,000	-	$50,000	$ -
Reinvestment of distributions	51	-	525	-
Net increase (decrease)	5,051	-	$50,525	$ -
Fidelity Sustainable Target Date 2070 Fund
Shares sold	36,700	-	$374,725	$ -
Reinvestment of distributions	338	-	3,443	-
Shares redeemed	(2,784)	-	(29,209)	-
Net increase (decrease)	34,254	-	$348,959	$ -
Class K
Shares sold	5,000	-	$50,000	$ -
Reinvestment of distributions	80	-	815	-
Net increase (decrease)	5,080	-	$50,815	$ -
Class K6
Shares sold	5,790	-	$58,271	$ -
Reinvestment of distributions	87	-	885	-
Shares redeemed	(79)	-	(799)	-
Net increase (decrease)	5,798	-	$58,357	$ -
Class I
Shares sold	5,000	-	$50,000	$ -
Reinvestment of distributions	77	-	790	-
Net increase (decrease)	5,077	-	$50,790	$ -
Class Z
Shares sold	5,049	-	$50,502	$ -
Reinvestment of distributions	80	-	815	-
Shares redeemed	-	-	(2)	-
Net increase (decrease)	5,129	-	$51,315	$ -

A For the period May 11, 2023 (commencement of operations) through March 31, 2024.
B For the period June 28, 2024 (commencement of operations) through March 31, 2025.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Target Date Income Fund	71%
Fidelity Sustainable Target Date 2010 Fund	75%
Fidelity Sustainable Target Date 2015 Fund	65%
Fidelity Sustainable Target Date 2020 Fund	41%
Fidelity Sustainable Target Date 2025 Fund	38%
Fidelity Sustainable Target Date 2030 Fund	11%
Fidelity Sustainable Target Date 2035 Fund	16%
Fidelity Sustainable Target Date 2040 Fund	10%
Fidelity Sustainable Target Date 2045 Fund	11%
Fidelity Sustainable Target Date 2050 Fund	11%
Fidelity Sustainable Target Date 2055 Fund	13%
Fidelity Sustainable Target Date 2060 Fund	15%
Fidelity Sustainable Target Date 2065 Fund	24%
Fidelity Sustainable Target Date 2070 Fund	72%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Target Date 2030 Fund	Fidelity Sustainable Target Date 2040 Fund	Fidelity Sustainable Target Date 2045 Fund	Fidelity Sustainable Target Date 2050 Fund	Fidelity Sustainable Target Date 2055 Fund
Fidelity Series Sustainable Investment Grade Bond Fund	16%	-%	-%	-%	-%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-%	11%	11%	12%	-%
Fidelity Series Sustainable U.S. Market Fund	-%	12%	12%	13%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Sustainable Emerging Markets Fund	65%
Fidelity Series Sustainable Investment Grade Bond Fund	59%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	80%
Fidelity Series Sustainable U.S. Market Fund	86%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Sustainable Target Date Income Fund
Fidelity Sustainable Target Date 2010 Fund
Fidelity Sustainable Target Date 2015 Fund
Fidelity Sustainable Target Date 2020 Fund
Fidelity Sustainable Target Date 2025 Fund
Fidelity Sustainable Target Date 2030 Fund
Fidelity Sustainable Target Date 2035 Fund
Fidelity Sustainable Target Date 2040 Fund
Fidelity Sustainable Target Date 2045 Fund
Fidelity Sustainable Target Date 2050 Fund
Fidelity Sustainable Target Date 2055 Fund
Fidelity Sustainable Target Date 2060 Fund
Fidelity Sustainable Target Date 2065 Fund
	For the year ended March 31, 2025	For the year ended March 31, 2025 and for the period May 11, 2023 (commencement of operations) through March 31, 2024	For the year ended March 31, 2025 and for the period May 11, 2023 (commencement of operations) through March 31, 2024
Fidelity Sustainable Target Date 2070 Fund	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Sustainable Target Date Income Fund	$582
Fidelity Sustainable Target Date 2010 Fund	$633
Fidelity Sustainable Target Date 2015 Fund	$3,908
Fidelity Sustainable Target Date 2020 Fund	$3,067
Fidelity Sustainable Target Date 2030 Fund	$13,029
Fidelity Sustainable Target Date 2035 Fund	$11,763
Fidelity Sustainable Target Date 2040 Fund	$19,232
Fidelity Sustainable Target Date 2045 Fund	$19,755
Fidelity Sustainable Target Date 2050 Fund	$18,793
Fidelity Sustainable Target Date 2055 Fund	$16,062
Fidelity Sustainable Target Date 2060 Fund	$13,047
Fidelity Sustainable Target Date 2065 Fund	$9,213
Fidelity Sustainable Target Date 2070 Fund	$1,966
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Sustainable Target Date Income Fund	51.11%
Fidelity Sustainable Target Date 2010 Fund	47.42%
Fidelity Sustainable Target Date 2015 Fund	41.03%
Fidelity Sustainable Target Date 2020 Fund	36.43%
Fidelity Sustainable Target Date 2025 Fund	34.44%
Fidelity Sustainable Target Date 2030 Fund	27.96%
Fidelity Sustainable Target Date 2035 Fund	22.66%
Fidelity Sustainable Target Date 2040 Fund	14.28%
Fidelity Sustainable Target Date 2045 Fund	8.72%
Fidelity Sustainable Target Date 2050 Fund	9.31%
Fidelity Sustainable Target Date 2055 Fund	9.58%
Fidelity Sustainable Target Date 2060 Fund	9.45%
Fidelity Sustainable Target Date 2065 Fund	9.56%
Fidelity Sustainable Target Date 2070 Fund	8.41%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Sustainable Target Date Income Fund	$29,843
Fidelity Sustainable Target Date 2010 Fund	$26,194
Fidelity Sustainable Target Date 2015 Fund	$23,901
Fidelity Sustainable Target Date 2020 Fund	$32,434
Fidelity Sustainable Target Date 2025 Fund	$27,813
Fidelity Sustainable Target Date 2030 Fund	$52,990
Fidelity Sustainable Target Date 2035 Fund	$32,448
Fidelity Sustainable Target Date 2040 Fund	$17,833
Fidelity Sustainable Target Date 2045 Fund	$7,801
Fidelity Sustainable Target Date 2050 Fund	$8,488
Fidelity Sustainable Target Date 2055 Fund	$7,348
Fidelity Sustainable Target Date 2060 Fund	$6,115
Fidelity Sustainable Target Date 2065 Fund	$4,280
Fidelity Sustainable Target Date 2070 Fund	$792

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z
Fidelity Sustainable Target Date Income Fund
May, 2024	1%	1%	1%	1%	1%	1%	1%	1%
June, 2024	3%	4%	5%	3%	3%	2%	3%	3%
July, 2024	3%	4%	6%	3%	2%	2%	3%	2%
August, 2024	3%	3%	4%	3%	3%	3%	3%	3%
September, 2024	3%	4%	5%	3%	3%	2%	3%	3%
October, 2024	3%	4%	5%	3%	3%	2%	3%	3%
November, 2024	3%	3%	4%	3%	3%	3%	3%	3%
December, 2024	3%	3%	3%	3%	3%	3%	3%	3%
February, 2025	3%	3%	5%	2%	2%	2%	2%	2%
March, 2025	3%	3%	7%	2%	2%	2%	2%	2%
Fidelity Sustainable Target Date 2010 Fund
May, 2024	1%	1%	1%	1%	1%	1%	1%	1%
December, 2024	4%	5%	6%	4%	4%	4%	4%	4%
Fidelity Sustainable Target Date 2015 Fund
May, 2024	1%	1%	2%	1%	1%	1%	1%	1%
December, 2024	6%	8%	9%	6%	6%	6%	6%	6%
Fidelity Sustainable Target Date 2020 Fund
May, 2024	3%	4%	5%	3%	3%	2%	3%	3%
December, 2024	9%	10%	13%	8%	8%	8%	8%	8%
Fidelity Sustainable Target Date 2025 Fund
May, 2024	9%	12%	0%	6%	6%	5%	7%	6%
December, 2024	12%	13%	17%	11%	10%	10%	10%	10%
Fidelity Sustainable Target Date 2030 Fund
May, 2024	8%	17%	0%	7%	7%	6%	8%	7%
December, 2024	15%	14%	25%	14%	14%	13%	14%	14%
Fidelity Sustainable Target Date 2035 Fund
May, 2024	24%	100%	0%	12%	13%	9%	24%	13%
December, 2024	18%	21%	29%	16%	16%	15%	18%	16%
Fidelity Sustainable Target Date 2040 Fund
May, 2024	0%	0%	0%	36%	46%	23%	82%	46%
December, 2024	25%	30%	44%	22%	22%	21%	23%	22%
Fidelity Sustainable Target Date 2045 Fund
May, 2024	0%	0%	0%	64%	75%	30%	75%	75%
December, 2024	28%	36%	53%	26%	26%	25%	27%	26%
Fidelity Sustainable Target Date 2050 Fund
May, 2024	0%	0%	0%	73%	73%	32%	0%	73%
December, 2024	31%	35%	56%	25%	26%	24%	26%	26%
Fidelity Sustainable Target Date 2055 Fund
May, 2024	0%	0%	0%	93%	0%	46%	0%	0%
December, 2024	31%	37%	49%	26%	26%	25%	27%	26%
Fidelity Sustainable Target Date 2060 Fund
May, 2024	0%	0%	0%	95%	0%	48%	0%	0%
December, 2024	30%	36%	55%	26%	26%	24%	26%	26%
Fidelity Sustainable Target Date 2065 Fund
May, 2024	0%	0%	0%	93%	100%	44%	0%	100%
December, 2024	30%	36%	54%	26%	26%	24%	27%	26%
Fidelity Sustainable Target Date 2070 Fund
December, 2024	27%	29%	36%	24%	24%	23%	25%	24%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Sustainable Target Date Income Fund
May, 2024	2.07%	2.16%	2.38%	1.98%	1.94%	1.90%	1.98%	1.94%	1.90%
June, 2024	6.32%	7.22%	11.23%	5.32%	5.32%	4.81%	5.62%	5.32%	-
July, 2024	6.30%	7.45%	11.70%	5.46%	5.12%	4.82%	5.46%	5.12%	-
August, 2024	5.85%	6.18%	7.21%	5.55%	5.55%	5.41%	5.55%	5.55%	-
September, 2024	6.39%	7.24%	10.85%	5.43%	5.17%	4.94%	5.43%	5.17%	-
October, 2024	6.27%	7.31%	10.97%	5.49%	5.16%	4.88%	5.49%	5.16%	-
November, 2024	6.01%	6.49%	7.72%	5.59%	5.41%	5.23%	5.59%	5.41%	-
December, 2024	5.87%	6.13%	6.79%	5.63%	5.54%	5.45%	5.63%	5.54%	-
February, 2025	2.65%	2.94%	4.41%	2.21%	2.21%	2.04%	2.21%	2.21%	-
March, 2025	2.63%	3.15%	6.30%	2.25%	2.10%	1.97%	2.10%	2.10%	-
Fidelity Sustainable Target Date 2010 Fund
May, 2024	1.17%	1.26%	1.53%	1.08%	1.06%	1.02%	1.08%	1.06%	1.02%
December, 2024	8.18%	9.14%	11.94%	7.28%	7.12%	6.79%	7.41%	7.12%	-
Fidelity Sustainable Target Date 2015 Fund
May, 2024	2.12%	2.29%	2.77%	1.95%	1.91%	1.84%	1.95%	1.91%	1.84%
December, 2024	19.94%	24.59%	30.52%	20.59%	19.94%	19.18%	20.59%	19.94%	-
Fidelity Sustainable Target Date 2020 Fund
May, 2024	2.33%	2.69%	4.14%	2.03%	1.95%	1.76%	2.03%	1.95%	1.85%
December, 2024	28.33%	31.23%	39.06%	25.20%	25.10%	24.24%	25.91%	25.10%	-
Fidelity Sustainable Target Date 2025 Fund
May, 2024	15.05%	21.12%	0.00%	10.52%	10.18%	8.76%	11.27%	10.18%	9.56%
December, 2024	35.63%	39.73%	50.57%	31.89%	31.37%	30.12%	31.37%	31.37%	-
Fidelity Sustainable Target Date 2030 Fund
May, 2024	13.59%	27.45%	0.00%	11.63%	11.63%	9.29%	13.04%	11.63%	10.50%
December, 2024	42.91%	41.66%	71.55%	39.92%	40.29%	38.31%	41.87%	40.29%	-
Fidelity Sustainable Target Date 2035 Fund
May, 2024	31.80%	100%	0.00%	15.55%	17.14%	12.16%	31.80%	17.14%	14.86%
December, 2024	51.10%	61.33%	83.00%	46.41%	46.41%	44.17%	50.84%	46.41%	-
Fidelity Sustainable Target Date 2040 Fund
May, 2024	0.00%	0.00%	0.00%	54.42%	70.32%	34.77%	100%	70.32%	54.42%
December, 2024	72.37%	85.07%	100%	63.29%	63.29%	59.98%	66.29%	63.29%	-
Fidelity Sustainable Target Date 2045 Fund
May, 2024	0.00%	0.00%	0.00%	89.94%	100%	42.83%	100%	100%	68.44%
December, 2024	77.79%	100%	100%	71.81%	73.70%	69.32%	76.94%	73.70%	-
Fidelity Sustainable Target Date 2050 Fund
May, 2024	0.00%	0.00%	0.00%	100%	100%	67.2%	0.00%	100%	99.05%
December, 2024	87.42%	100%	100%	71.97%	73.15%	69.01%	74.36%	73.15%	-
Fidelity Sustainable Target Date 2055 Fund
May, 2024	0.00%	0.00%	0.00%	100%	0.00%	83.87%	0.00%	0.00%	100%
December, 2024	86.95%	100%	100%	73.85%	73.85%	69.72%	75.89%	73.85%	-
Fidelity Sustainable Target Date 2060 Fund
May, 2024	0.00%	0.00%	0.00%	100%	0.00%	90.12%	0.00%	0.00%	100%
December, 2024	86.24%	100%	100%	73.14%	73.52%	69.16%	74.31%	73.52%	-
Fidelity Sustainable Target Date 2065 Fund
May, 2024	0.00%	0.00%	0.00%	100%	100%	71.34%	0.00%	100%	100%
December, 2024	84.20%	100%	100%	73.17%	73.17%	69.54%	76.80%	73.17%	-
Fidelity Sustainable Target Date 2070 Fund
December, 2024	76.30%	83.41%	100%	69.06%	68.25%	65.93%	70.31%	68.25%	-

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Sustainable Target Date Income Fund
May, 2024	0.05%	0.05%	0.05%	0.05%	0.05%	0.04%	0.05%	0.05%	0.04%
June, 2024	0.14%	0.16%	0.24%	0.12%	0.12%	0.11%	0.12%	0.12%	-
July, 2024	0.14%	0.16%	0.25%	0.12%	0.11%	0.11%	0.12%	0.11%	-
August, 2024	0.13%	0.13%	0.16%	0.12%	0.12%	0.12%	0.12%	0.12%	-
September, 2024	0.14%	0.16%	0.23%	0.12%	0.11%	0.11%	0.12%	0.11%	-
October, 2024	0.14%	0.16%	0.24%	0.12%	0.11%	0.11%	0.12%	0.11%	-
November, 2024	0.13%	0.14%	0.17%	0.12%	0.12%	0.11%	0.12%	0.12%	-
December, 2024	0.13%	0.13%	0.15%	0.12%	0.12%	0.12%	0.12%	0.12%	-
Fidelity Sustainable Target Date 2010 Fund
May, 2024	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
December, 2024	0.20%	0.22%	0.29%	0.18%	0.17%	0.16%	0.18%	0.17%	-
Fidelity Sustainable Target Date 2015 Fund
May, 2024	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
December, 2024	0.27%	0.33%	0.41%	.028%	.027%	0.26%	0.28%	0.27%	-
Fidelity Sustainable Target Date 2020 Fund
May, 2024	0.02%	0.02%	0.03%	0.02%	0.01%	0.01%	0.02%	0.01%	0.01%
December, 2024	0.41%	0.45%	0.56%	0.36%	0.36%	0.35%	0.37%	0.36%	-
Fidelity Sustainable Target Date 2025 Fund
May, 2024	0.05%	0.07%	0.00%	0.04%	0.04%	0.03%	0.04%	0.04%	0.04%
December, 2024	0.52%	0.58%	0.74%	0.47%	0.46%	0.44%	0.46%	0.46%	-
Fidelity Sustainable Target Date 2030 Fund
May, 2024	0.05%	0.09%	0.00%	0.04%	0.04%	0.03%	0.05%	0.04%	0.04%
December, 2024	0.64%	0.62%	1.06%	0.59%	0.60%	0.57%	0.62%	0.60%	-
Fidelity Sustainable Target Date 2035 Fund
May, 2024	0.08%	0.00%	0.00%	0.04%	0.04%	0.03%	0.08%	0.04%	0.04%
December, 2024	0.78%	0.94%	1.27%	0.71%	0.71%	0.68%	0.78%	0.71%	-
Fidelity Sustainable Target Date 2040 Fund
May, 2024	0.00%	0.00%	0.00%	0.16%	0.21%	0.10%	0.00%	0.21%	0.16%
December, 2024	1.11%	1.30%	0.00%	0.97%	0.97%	0.92%	1.01%	0.97%	-
Fidelity Sustainable Target Date 2045 Fund
May, 2024	0.00%	0.00%	0.00%	0.53%	0.00%	0.26%	0.00%	0.00%	0.41%
December, 2024	1.24%	0.00%	0.00%	1.14%	1.17%	1.10%	1.22%	1.17%	-
Fidelity Sustainable Target Date 2050 Fund
May, 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.90%	0.00%	0.00%	0.96%
December, 2024	1.37%	0.00%	0.00%	1.13%	1.15%	1.08%	1.16%	1.15%	-
Fidelity Sustainable Target Date 2055 Fund
May, 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.71%	0.00%	0.00%	0.00%
December, 2024	1.37%	0.00%	0.00%	1.17%	1.17%	1.10%	1.20%	1.17%	-
Fidelity Sustainable Target Date 2060 Fund
May, 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.43%	0.00%	0.00%	0.00%
December, 2024	1.35%	0.00%	0.00%	1.14%	1.15%	1.08%	1.16%	1.15%	-
Fidelity Sustainable Target Date 2065 Fund
May, 2024	0.00%	0.00%	0.00%	0.00%	0.00%	1.22%	0.00%	0.00%	0.00%
December, 2024	1.31%	0.00%	0.00%	1.14%	1.14%	1.08%	1.19%	1.14%	-
Fidelity Sustainable Target Date 2070 Fund
December, 2024	1.26%	1.38%	0.00%	1.14%	1.13%	1.09%	1.16%	1.13%	-

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Sustainable Target Date Income Fund
Class A	04/08/24	$0.0014	$0.0011
	12/31/24	$0.0112	$0.0024
Class M	04/08/24	$0.0012	$0.0011
	12/31/24	$0.0107	$0.0024
Class C	04/08/24	$0.0008	$0.0011
	12/31/24	$0.0097	$0.0024
Fidelity Sustainable Target Date Income Fund	04/08/24	$0.0016	$0.0011
	12/31/24	$0.0117	$0.0024
Class K	04/08/24	$0.0017	$0.0011
	12/31/24	$0.0119	$0.0024
Class K6	04/08/24	$0.0018	$0.0011
	12/31/24	$0.0121	$0.0024
Class I	04/08/24	$0.0016	$0.0011
	12/31/24	$0.0117	$0.0024
Class Z	04/08/24	$0.0017	$0.0011
	12/31/24	$0.0119	$0.0024
Class Z6	04/08/24	$0.0017	$0.0011
Fidelity Sustainable Target Date 2010 Fund
Class A	05/13/24	$0.0078	$0.0014
	12/31/24	$0.0293	$0.0029
Class M	05/13/24	$0.0073	$0.0014
	12/31/24	$0.0262	$0.0029
Class C	05/13/24	$0.0060	$0.0014
	12/31/24	$0.0201	$0.0029
Fidelity Sustainable Target Date 2010 Fund	05/13/24	$0.0085	$0.0014
	12/31/24	$0.0330	$0.0029
Class K	05/13/24	$0.0087	$0.0014
	12/31/24	$0.0337	$0.0029
Class K6	05/13/24	$0.0090	$0.0014
	12/31/24	$0.0353	$0.0029
Class I	05/13/24	$0.0085	$0.0014
	12/31/24	$0.0324	$0.0029
Class Z	05/13/24	$0.0087	$0.0014
	12/31/24	$0.0337	$0.0029
Class Z6	5/13/2024	$0.009	$0.0014
Fidelity Sustainable Target Date 2015 Fund
Class A	05/13/24	$0.0094	$0.0018
	12/31/24	$0.0410	$0.0037
Class M	05/13/24	$0.0087	$0.0018
	12/31/24	$0.0333	$0.0037
Class C	05/13/24	$0.0072	$0.0018
	12/31/24	$0.0268	$0.0037
Fidelity Sustainable Target Date 2015 Fund	05/13/24	$0.0102	$0.0018
	12/31/24	$0.0398	$0.0037
Class K	05/13/24	$0.0105	$0.0018
	12/31/24	$0.0410	$0.0037
Class K6	05/13/24	$0.0108	$0.0018
	12/31/24	$0.0427	$0.0037
Class I	05/13/24	$0.0102	$0.0018
	12/31/24	$0.0398	$0.0037
Class Z	05/13/24	$0.0105	$0.0018
	12/31/24	$0.0410	$0.0037
Class Z6	05/13/24	$0.0108	$0.0018
Fidelity Sustainable Target Date 2020 Fund
Class A	05/13/24	$0.0072	$0.0018
	12/31/24	$0.0445	$0.0045
Class M	05/13/24	$0.0062	$0.0018
	12/31/24	$0.0403	$0.0045
Class C	05/13/24	$0.0040	$0.0018
	12/31/24	$0.0322	$0.0045
Fidelity Sustainable Target Date 2020 Fund	05/13/24	$0.0082	$0.0018
	12/31/24	$0.0500	$0.0045
Class K	05/13/24	$0.0086	$0.0018
	12/31/24	$0.0502	$0.0045
Class K6	05/13/24	$0.0095	$0.0018
	12/31/24	$0.0520	$0.0045
Class I	05/13/24	$0.0082	$0.0018
	12/31/24	$0.0486	$0.0045
Class Z	05/13/24	$0.0086	$0.0018
	12/31/24	$0.0502	$0.0045
Class Z6	05/13/24	$0.0090	$0.0018
Fidelity Sustainable Target Date 2025 Fund
Class A	05/13/24	$0.0038	$0.0019
	12/31/24	$0.0511	$0.0053
Class M	05/13/24	$0.0027	$0.0019
	12/31/24	$0.0458	$0.0053
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0360	$0.0053
Fidelity Sustainable Target Date 2025 Fund	05/13/24	$0.0055	$0.0019
	12/31/24	$0.0571	$0.0053
Class K	05/13/24	$0.0057	$0.0019
	12/31/24	$0.0580	$0.0053
Class K6	05/13/24	$0.0066	$0.0019
	12/31/24	$0.0604	$0.0053
Class I	05/13/24	$0.0051	$0.0019
	12/31/24	$0.0580	$0.0053
Class Z	05/13/24	$0.0057	$0.0019
	12/31/24	$0.0580	$0.0053
Class Z6	05/13/24	$0.0060	$0.0019
Fidelity Sustainable Target Date 2030 Fund
Class A	05/13/24	$0.0052	$0.0018
	12/31/24	$0.0597	$0.0059
Class M	05/13/24	$0.0026	$0.0018
	12/31/24	$0.0615	$0.0059
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0358	$0.0059
Fidelity Sustainable Target Date 2030 Fund	05/13/24	$0.0061	$0.0018
	12/31/24	$0.0642	$0.0059
Class K	05/13/24	$0.0061	$0.0018
	12/31/24	$0.0636	$0.0059
Class K6	05/13/24	$0.0077	$0.0018
	12/31/24	$0.0669	$0.0059
Class I	05/13/24	$0.0055	$0.0018
	12/31/24	$0.0612	$0.0059
Class Z	05/13/24	$0.0061	$0.0018
	12/31/24	$0.0636	$0.0059
Class Z6	05/13/24	$0.0068	$0.0018
Fidelity Sustainable Target Date 2035 Fund
Class A	05/13/24	$0.0026	$0.0015
	12/31/24	$0.0664	$0.0067
Class M	05/13/24	$0.0006	$0.0015
	12/31/24	$0.0553	$0.0067
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0409	$0.0067
Fidelity Sustainable Target Date 2035 Fund	05/13/24	$0.0053	$0.0015
	12/31/24	$0.0731	$0.0067
Class K	05/13/24	$0.0048	$0.0015
	12/31/24	$0.0731	$0.0067
Class K6	05/13/24	$0.0068	$0.0015
	12/31/24	$0.0768	$0.0067
Class I	05/13/24	$0.0026	$0.0015
	12/31/24	$0.0667	$0.0067
Class Z	05/13/24	$0.0048	$0.0015
	12/31/24	$0.0731	$0.0067
Class Z6	05/13/24	$0.0056	$0.0015
Fidelity Sustainable Target Date 2040 Fund
Class A	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0774	$0.0082
Class M	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0659	$0.0082
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0445	$0.0082
Fidelity Sustainable Target Date 2040 Fund	05/13/24	$0.0029	$0.0018
	12/31/24	$0.0885	$0.0082
Class K	05/13/24	$0.0022	$0.0018
	12/31/24	$0.0885	$0.0082
Class K6	05/13/24	$0.0045	$0.0018
	12/31/24	$0.0934	$0.0082
Class I	05/13/24	$0.0013	$0.0018
	12/31/24	$0.0845	$0.0082
Class Z	05/13/24	$0.0022	$0.0018
	12/31/24	$0.0885	$0.0082
Class Z6	05/13/24	$0.0029	$0.0018
Fidelity Sustainable Target Date 2045 Fund
Class A	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0912	$0.0090
Class M	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0694	$0.0090
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0476	$0.0090
Fidelity Sustainable Target Date 2045 Fund	05/13/24	$0.0022	$0.0024
	12/31/24	$0.0988	$0.0090
Class K	05/13/24	$0.0019	$0.0024
	12/31/24	$0.0962	$0.0090
Class K6	05/13/24	$0.0047	$0.0024
	12/31/24	$0.1023	$0.0090
Class I	05/13/24	$0.0019	$0.0024
	12/31/24	$0.0922	$0.0090
Class Z	05/13/24	$0.0019	$0.0024
	12/31/24	$0.0962	$0.0090
Class Z6	05/13/24	$0.0029	$0.0024
Fidelity Sustainable Target Date 2050 Fund
Class A	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0776	$0.0087
Class M	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0675	$0.0087
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0428	$0.0087
Fidelity Sustainable Target Date 2050 Fund	05/13/24	$0.0019	$0.0024
	12/31/24	$0.0943	$0.0087
Class K	05/13/24	$0.0019	$0.0024
	12/31/24	$0.0928	$0.0087
Class K6	05/13/24	$0.0044	$0.0024
	12/31/24	$0.0984	$0.0087
Class I	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0913	$0.0087
Class Z	05/13/24	$0.0019	$0.0024
	12/31/24	$0.0928	$0.0087
Class Z6	05/13/24	$0.0030	$0.0024
Fidelity Sustainable Target Date 2055 Fund
Class A	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0792	$0.0087
Class M	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0656	$0.0087
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0500	$0.0087
Fidelity Sustainable Target Date 2055 Fund	05/13/24	$0.0014	$0.0019
	12/31/24	$0.0932	$0.0087
Class K	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0932	$0.0087
Class K6	05/13/24	$0.0028	$0.0019
	12/31/24	$0.0987	$0.0087
Class I	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0907	$0.0087
Class Z	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0932	$0.0087
Class Z6	05/13/24	$0.0014	$0.0019
Fidelity Sustainable Target Date 2060 Fund
Class A	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0812	$0.0090
Class M	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0682	$0.0090
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0451	$0.0090
Fidelity Sustainable Target Date 2060 Fund	05/13/24	$0.0014	$0.0020
	12/31/24	$0.0958	$0.0090
Class K	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0953	$0.0090
Class K6	05/13/24	$0.0028	$0.0020
	12/31/24	$0.1013	$0.0090
Class I	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0943	$0.0090
Class Z	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0953	$0.0090
Class Z6	05/13/24	$0.0014	$0.0020
Fidelity Sustainable Target Date 2065 Fund
Class A	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0832	$0.0090
Class M	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0681	$0.0090
Class C	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0456	$0.0090
Fidelity Sustainable Target Date 2065 Fund	05/13/24	$0.0016	$0.0025
	12/31/24	$0.0957	$0.0090
Class K	05/13/24	$0.0012	$0.0025
	12/31/24	$0.0957	$0.0090
Class K6	05/13/24	$0.0034	$0.0025
	12/31/24	$0.1007	$0.0090
Class I	05/13/24	$0.0000	$0.0000
	12/31/24	$0.0912	$0.0090
Class Z	05/13/24	$0.0012	$0.0025
	12/31/24	$0.0957	$0.0090
Class Z6	05/13/24	$0.0023	$0.0025
Fidelity Sustainable Target Date 2070 Fund
Class A	12/31/24	$0.0763	$0.0075
Class M	12/31/24	$0.0698	$0.0075
Class C	12/31/24	$0.0563	$0.0075
Fidelity Sustainable Target Date 2070 Fund	12/31/24	$0.0843	$0.0075
Class K	12/31/24	$0.0853	$0.0075
Class K6	12/31/24	$0.0883	$0.0075
Class I	12/31/24	$0.0828	$0.0075
Class Z	12/31/24	$0.0853	$0.0075

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9909152.101
FST-ANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025